   As filed with the Securities and Exchange Commission on December 29, 2000


                                                             File Nos. 33-49552*
                                                                        811-6740

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 17*

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 23

                          CITIFUNDS INSTITUTIONAL TRUST
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 388 GREENWICH STREET, NEW YORK, NEW YORK 10013
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 800-451-2010

        ROBERT I. FRENKEL, 7 WORLD TRADE CENTER, NEW YORK, NEW YORK 10048
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
            ROGER P. JOSEPH, BINGHAM DANA LLP, 150 FEDERAL STREET,
                           BOSTON, MASSACHUSETTS 02110



      It is proposed that this filing will become effective on December 31, 2000 pursuant to paragraph (b) of Rule 485.

      Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio have executed this Registration Statement.


-------------------------------------------------------------------------------
* Pursuant to Rule 429 under the Securities Act of 1933, this Post-Effective Amendment also serves as Post-Effective Amendment No. 16 to the Registrant's Registration Statement under the Securities Act of 1933 at File No. 33-49554.

                                   PROSPECTUS
                                   ----------


--------------------------------------------------------------------------------

                     Citi(SM) Institutional Liquid Reserves
                  Citi(SM) Institutional U.S. Treasury Reserves
                    Citi(SM) Institutional Tax Free Reserves

--------------------------------------------------------------------------------

January 1, 2001




The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.



                                  CitiFunds(R)
                                  ----------------------
                                    INSTITUTIONAL SERIES


   --------------------------------------------------------------------------
   Investment Products: Not FDIC Insured o No Bank Guarantee o May Lose Value
   --------------------------------------------------------------------------

Table Of Contents

Funds At A Glance ..................................       3

      Citi Institutional Liquid Reserves ...........       4
      Citi Institutional U.S. Treasury Reserves ....       8
      Citi Institutional Tax Free Reserves .........      11



Your Account .......................................      15


      How To Buy Shares ............................      15
      How The Price Of Your Shares Is Calculated ...      15
      How To Sell Shares ...........................      15
      Exchanges ....................................      16
      Dividends ....................................      16
      Tax Matters ..................................      16


Management Of The Funds ............................      17

      Manager ......................................      17
      Management Fees ..............................      18
      Distribution Arrangements ....................      18


More About The Funds ...............................      18
      Principal Investment Strategies ..............      18


Financial Highlights ...............................      22

                        FUNDS AT A GLANCE

                        Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds also try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

                        Each Fund has its own goals and investment strategies and each offers a different mix of investments. Of course, there is no assurance that any Fund will achieve its investment goals.

CITI INSTITUTIONAL LIQUID RESERVES
This summary briefly describes Citi Institutional Liquid Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 18.

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.


MAIN INVESTMENT STRATEGIES
Citi Institutional Liquid Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars.
These may include:


  o obligations of U.S. and non-U.S. banks;

  o commercial paper and asset backed securities;

  o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

  o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund invests at least 25%, and may invest up to 100%, of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.


MAIN RISKS
Investing in a mutual fund involves risk. Although Citi Institutional Liquid Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.


INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors such as the Fund.


CONCENTRATION IN THE BANKING INDUSTRY. Citi Institutional Liquid Reserves concentrates in bank obligations. This means that an investment in the Fund is particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.


$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class A shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class A shares to the performance of the iMoneyNet 1st Tier Institutional Taxable Money Market Funds Average.


The Fund offers two classes of shares -- Class A shares and SVB Liquid Reserves shares. Only Class A shares are offered through this prospectus.

When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134 toll free, or contact your account representative.


CITI INSTITUTIONAL LIQUID RESERVES
ANNUAL TOTAL RETURNS -- CLASS A


93                  3.17%
94                  4.34%
95                  6.12%
96                  5.51%
97                  5.67%
98                  5.58%
99                  5.22%

As of September 30, 2000, the Fund had a year-to-date return of 4.71%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

                                             Quarter Ending
Highest                     1.54%            June 30, 1995
Lowest                      0.36%            March 31, 1993

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999


                                                          Life of
                                                        Fund Since
                                                        October 2,
                               1 Year       5 Years        1992
Class A
Citi Institutional
 Liquid Reserves                5.22%        5.62%         5.02%


iMoneyNet
 1st Tier Institutional
 Taxable Money Market Funds
 Average                        4.96%        5.33%           *
*Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


     CITI INSTITUTIONAL LIQUID RESERVES


--------------------------------------------------------------------------------------
    FEE TABLE
--------------------------------------------------------------------------------------
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
--------------------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                              None
    Maximum Deferred Sales Charge (Load)                                          None
    ANNUAL FUND OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
--------------------------------------------------------------------------------------
    Management Fees                                                              0.15%
    Distribution (12b-1) Fees                                                    0.10%
    Other Expenses (administrative, shareholder servicing and other expenses)    0.53%
--------------------------------------------------------------------------------------
    Total Annual Fund Operating Expenses                                         0.78%
--------------------------------------------------------------------------------------
    Less Amount of Contractual Fee Waiver*                                       0.45%
--------------------------------------------------------------------------------------
    Net Annual Fund Operating Expenses*                                          0.33%
--------------------------------------------------------------------------------------

      * In addition to the contractual fee waivers which terminate on December
        31, 2001, certain of the Fund's service providers are voluntarily waiving fees or reimbursing expenses such that current net annual
        operating expenses are:                                                  0.20%
        These voluntary fee waivers and reimbursements may be reduced or terminated at any time. The Fund's service providers will consider renewal of the contractual arrangements each year.
    (1) The Fund invests in securities through an underlying mutual fund, Cash
        Reserves Portfolio. This table reflects the expenses of both the Fund and Cash Reserves Portfolio.
--------------------------------------------------------------------------------------

EXAMPLE

--------------------------------------------------------------------------------------------------
    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example includes contractual fee waivers for the one year period, but does not include voluntary waivers and fee reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:


    CITI INSTITUTIONAL LIQUID
    RESERVES -- CLASS A                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------------------------
                                                  $34           $249          $433          $966
--------------------------------------------------------------------------------------------------


CITI INSTITUTIONAL U.S. TREASURY RESERVES
This summary briefly describes Citi Institutional U.S Treasury Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 18.

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.


MAIN INVESTMENT STRATEGIES
Citi Institutional U.S. Treasury Reserves may invest in:


  o U.S. Treasury bills, notes and bonds;

  o Treasury receipts; and

  o securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government.

Please note that the Fund invests in securities through an underlying mutual fund.


MAIN RISKS
Investing in a mutual fund involves risk. Although Citi Institutional U.S. Treasury Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.


YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet Institutional 100% U.S. Treasury Rated Money Market Funds Average. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134 toll free, or contact your account representative.


CITI INSTITUTIONAL U.S. TREASURY  RESERVES
ANNUAL TOTAL RETURNS


93                       3.03%
94                       3.91%
95                       5.56%
96                       5.06%
97                       5.11%
98                       4.97%
99                       4.52%

As of September 30, 2000, the Fund had a year-to-date return of 4.26%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

                                             Quarter Ending
Highest                     1.42%            June 30, 1995
Lowest                      0.73%            June 30, 1993

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999


                                                          Life of
                                                        Fund Since
                                                        October 2,
                               1 Year       5 Years        1992
Citi Institutional
 U.S. Treasury
 Reserves                       4.52%        5.04%         4.54%


iMoneyNet Institutional 100%
 U.S. Treasury Rated Money
 Market Funds Average           4.43%        5.00%           *
*Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


     CITI INSTITUTIONAL U.S. TREASURY RESERVES


--------------------------------------------------------------------------------------
    FEE TABLE
--------------------------------------------------------------------------------------
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
--------------------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                              None
    Maximum Deferred Sales Charge (Load)                                          None


    ANNUAL FUND OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
--------------------------------------------------------------------------------------
    Management Fees                                                              0.15%
    Distribution (12b-1) Fees                                                    0.10%
    Other Expenses (administrative, shareholder servicing and other expenses)    0.55%
--------------------------------------------------------------------------------------
    Total Annual Fund Operating Expenses                                         0.80%
--------------------------------------------------------------------------------------
    Less Amount of Contractual Fee Waiver*                                       0.45%
--------------------------------------------------------------------------------------
    Net Annual Fund Operating Expenses*                                          0.35%
--------------------------------------------------------------------------------------
      * In addition to the contractual fee waivers which terminate on December
        31, 2001, certain of the Fund's service providers are voluntarily waiving fees or reimbursing expenses such that current net annual
        operating expenses are:                                                  0.25%
        These voluntary fee waivers and reimbursements may be reduced or terminated at any time. The Fund's service providers will consider renewal of the contractual arrangements each year.
    (1) The Fund invests in securities through an underlying mutual fund,
        U.S. Treasury Reserves Portfolio. This table reflects the expenses of both the Fund and U.S. Treasury Reserves Portfolio.
--------------------------------------------------------------------------------------


EXAMPLE
--------------------------------------------------------------------------------------------------
    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example includes contractual fee waivers for the one year period, but does not include voluntary waivers and fee reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:


    CITI INSTITUTIONAL U.S. TREASURY RESERVES             1 YEAR     3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------
                                                           $36        $255       $444       $990
--------------------------------------------------------------------------------------------------

CITI INSTITUTIONAL TAX FREE RESERVES
This summary briefly describes Citi Institutional Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 18.

FUND GOAL
The Fund's goals are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.


MAIN INVESTMENT STRATEGIES
  o Under normal market conditions, Citi Institutional Tax Free Reserves invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.


  o The Fund invests at least 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.

  o The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

Please note that the Fund invests in securities through an underlying mutual fund.


MAIN RISKS
Investing in a mutual fund involves risk. Although Citi Institutional Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.


INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.


NON-DIVERSIFIED STATUS. Citi Institutional Tax Free Reserves is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. Citi Institutional Tax Free Reserves also may invest 25% or more of its assets in securities of issuers that are located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the potential risk inherent in these policies when you compare the Fund with a more diversified mutual fund.

CONCENTRATION IN THE BANKING INDUSTRY. Citi Institutional Tax Free Reserves concentrates in participation interests in municipal obligations that are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in the Fund is particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.


$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet Institutional Tax Free Money Funds Average. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134 toll free, or contact your account representative.

CITI INSTITUTIONAL TAX FREE RESERVES
ANNUAL TOTAL RETURNS


98                       3.37%
99                       3.12%

As of September 30, 2000, the Fund had a year-to-date return of 2.93%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

                                             Quarter Ending
Highest                     0.89%            June 30, 1998
Lowest                      0.70%            March 31, 1999

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999
                                                Life of Fund
                                                    Since
                                  1 Year        May 21, 1997

Citi Institutional Tax Free
 Reserves                          3.12%            3.33%

iMoneyNet Institutional Tax
 Free Money Funds Average          2.97%             *

*Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


     CITI INSTITUTIONAL TAX FREE RESERVES


--------------------------------------------------------------------------------------
    FEE TABLE
--------------------------------------------------------------------------------------
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
--------------------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                              None
    Maximum Deferred Sales Charge (Load)                                          None

    ANNUAL FUND OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
--------------------------------------------------------------------------------------
    Management Fees                                                              0.20%
    Distribution (12b-1) Fees                                                    0.10%


    Other Expenses (administrative, shareholder servicing and other expenses)    0.61%
--------------------------------------------------------------------------------------
    Total Annual Fund Operating Expenses                                         0.91%
--------------------------------------------------------------------------------------
    Less Amount of Contractual Fee Waiver*                                       0.45%
--------------------------------------------------------------------------------------
    Net Annual Fund Operating Expenses*                                          0.46%
--------------------------------------------------------------------------------------
      * In addition to the contractual fee waivers which terminate on December
        31, 2001, certain of the Fund's service providers are voluntarily waiving fees or reimbursing expenses such that current net annual
        operating expenses are:                                                  0.25%
        These voluntary fee waivers and reimbursements may be reduced or terminated at any time. The Fund's service providers will consider renewal of the contractual arrangements each year.
    (1) The Fund invests in securities through an underlying mutual fund, Tax
        Free Reserves Portfolio. This table reflects the expenses of both the
        Fund and Tax Free Reserves Portfolio.
--------------------------------------------------------------------------------------


EXAMPLE
--------------------------------------------------------------------------------------------------
    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example includes contractual fee waivers for the one year period, but does not include voluntary waivers and fee reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:


    CITI INSTITUTIONAL TAX FREE RESERVES                  1 YEAR     3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------
                                                           $47        $290       $504      $1,120
--------------------------------------------------------------------------------------------------


YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from a Fund, please call the Fund's sub-transfer agent at 1-800-995-0134.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. Each Fund and its distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
Each Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading. Institutional Liquid Reserves calculates its NAV at 3:00 p.m. Eastern time, and the other Funds calculate their NAVs at 12:00 noon Eastern time. On days when the financial markets in which the Funds invest close early, NAV may be calculated as of the earlier close of those markets. The Funds' securities are valued at amortized cost, which is approximately equal to market value.


HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Funds' sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' sub-transfer agent. For your protection, a Fund may request documentation for large redemptions or other unusual activity in your account.


You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but in any event within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. The Funds have the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum balance. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.


EXCHANGES
Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds(R). You may place exchange orders through the sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The sub-transfer agent or your Service Agent can provide you with more information.


There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.


DIVIDENDS
Each Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective, which ordinarily will be the next business day after your trade date. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.


TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

TAXATION OF DISTRIBUTIONS: For Institutional Liquid Reserves and Institutional U.S. Treasury Reserves, you normally will have to pay federal income tax on any distributions you receive from a Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

For Institutional Tax Free Reserves, the Fund expects that most of its net income will be attributable to interest on municipal obligations. As a result most of the Fund's dividends to you will not be subject to federal income tax. However, the Fund may invest from time to time in taxable securities, and certain Fund dividends may be subject to the federal alternative minimum tax. It is also possible, but not intended, that the Fund may realize short-term or long-term capital gains or losses. As a result, the Fund may designate some distributions as income or short-term capital gain dividends, generally taxable to you as ordinary income, or capital gains dividends, taxable to you as long-term capital gains, whether you take distributions in cash or reinvest them in additional shares.

Fund dividends which Institutional Tax Free Reserves designates as not taxable are taken into account in determining the amount of your social security and railroad retirement benefits, if any, that may be subject to federal income tax. In addition, you may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning Fund shares. Shareholders who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying Fund shares.

STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes. Fund dividends that are not taxable to you for federal income tax purposes may still be taxable to you under the income or other tax laws of any state or local taxing authority.

TAXATION OF TRANSACTIONS: If you sell your shares of a Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations.

FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

MANAGEMENT OF THE FUNDS


MANAGER
Each Fund draws on the strength and experience of Citibank. Citibank is the manager of each Fund, and subject to policies set by the Funds' Trustees, Citibank makes investment decisions. Citibank has been managing money since 1822. With its affiliates, it currently manages more than $351 billion in assets worldwide.

Citibank, with its headquarters at 153 East 53rd Street, New York, New York, is a wholly-owned subsidiary of Citigroup Inc. CitiFunds is a registered service mark of Citicorp. Citi is a service mark of Citicorp.

Citibank and its affiliates may have banking and investment banking relationships with the issuers of securities that are held in the Funds. However, in making investment decisions for the Funds, the Funds' Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citibank in the course of those relationships. Citibank and its affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Funds.

MANAGEMENT FEES
For the Funds' fiscal year ended August 31, 2000, Citibank received the following fees:


------------------------------------------------------------------------------
                                       FEE, AS PERCENTAGE OF
             FUND                     AVERAGE DAILY NET ASSETS,
                                            AFTER WAIVERS
------------------------------------------------------------------------------
 Institutional Liquid Reserves                   0.08%
------------------------------------------------------------------------------
 Institutional U.S. Treasury Reserves            0.07%
------------------------------------------------------------------------------
 Institutional Tax Free Reserves                 0.12%
------------------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS
The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.


The Funds have adopted distribution plans under rule 12b-1 under the Investment Company Act of 1940. The plans allow Institutional U.S. Treasury Reserves, Institutional Tax Free Reserves and the Class A shares of Institutional Liquid Reserves to use up to 0.10% per year of their average daily net assets to compensate the Funds' distributor for its distribution activities. Because fees under the plans are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The distributor currently waives a portion of these fees on a voluntary basis. This fee waiver may be terminated or reduced at any time.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may vary. The Funds' Manager may make similar payments under similar arrangements.

MORE ABOUT THE FUNDS


The Funds' goals, principal investments and risks are summarized in FUNDS AT A GLANCE. More information on investments and investment strategies appears below.


PRINCIPAL INVESTMENT STRATEGIES
The Funds' principal investment strategies are the strategies that, in the opinion of the Manager are most likely to be important in trying to achieve each Fund's investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are not described below but that are described in the Statement of Additional Information. A Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion, be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after a Fund buys it, the Manager will decide whether the security should be held or sold.


--------------------------------------------------------------------------------
 WHAT ARE MONEY MARKET INSTRUMENTS?
 A Money Market Instrument is a short-term IOU issued by banks or other corporations, or the U.S. or a foreign government and state or local governments. Money market instruments have maturity dates of 13 months or less. Money market instruments may include Certificates Of Deposit, Bankers' Acceptances, Variable Rate Demand Notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), Fixed-Term Obligations, Commercial Paper (short term unsecured debt of corporations), Asset-Backed Securities (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and Repurchase Agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
--------------------------------------------------------------------------------


Citi Institutional Liquid Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. While the Fund can invest in all of these types of obligations, the Fund invests at least 25% of its assets, and may invest all of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. Except for this concentration policy, the Fund's investment goals and policies may be changed without a shareholder vote.

Citi Institutional Liquid Reserves invests only in "first tier" securities. These securities are rated in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Fund's opinion, are of comparable quality.

Citi Institutional U.S. Treasury Reserves invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States. The Fund's investment goals and policies may be changed without a shareholder vote.

ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.


Citi Institutional Tax Free Reserves invests primarily in high quality municipal obligations, including municipal money market instruments, and in participation interests in municipal obligations. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and participation interests. This policy cannot be changed without a shareholder vote.

Municipal obligations bought by the Fund must be rated in the highest two rating categories of nationally recognized rating agencies or determined by the Fund to be of comparable quality.


--------------------------------------------------------------------------------
 WHAT ARE MUNICIPAL OBLIGATIONS?
 Municipal obligations are fixed and variable rate obligations issued by or on behalf of states and municipal governments, Puerto Rico and other U.S. territories, and their authorities, agencies, instrumentalities and political subdivisions, and by other qualifying issuers. The interest on these obligations is exempt from federal income tax, but is generally lower than the interest paid on taxable securities.

 Longer term municipal obligations (municipal bonds) generally are issued to raise funds for construction or to retire previous debt. Short term obligations (municipal notes or commercial paper) may be issued to finance short term cash needs in anticipation of receipt of tax and other revenues.
--------------------------------------------------------------------------------


Citi Institutional Tax Free Reserves may invest in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" securities, which are payable only from revenues from a specific project or another revenue source. The Fund also may invest in private activity bonds, which fund privately operated industrial facilities. Payment on these bonds generally is made from payments by the operators of the facilities and is not backed by the taxing authority of the issuing municipality. The Fund may invest in municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Citi Institutional Tax Free Reserves may purchase municipal obligations under arrangements (called stand-by commitments) where it can sell the securities at an agreed-upon price and date under certain circumstances. The Fund can also purchase securities under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The Fund will set aside the assets to pay for these securities at the time of the agreement.

Citi Institutional Tax Free Reserves concentrates in participation interests issued by banks and other financial institutions and secured by bank letters of credit or guarantees. This means that the Fund will invest more than 25% of its assets in participation interests backed by banks. In a participation interest, the bank sells undivided interests in a municipal obligation it owns. These interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise or fall, the rates on participation interests and other variable rate instruments generally will be readjusted.

Citi Institutional Tax Free Reserves may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. The Fund's taxable investments will be comparable in quality to their municipal investments. Under normal circumstances, not more than 20% of the Fund's assets are invested in taxable instruments. Except for its policy to invest in municipal obligations, the Fund's investment goals and policies may be changed without a shareholder vote.

Citi Institutional Tax Free Reserves may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Fund may invest without limit in high quality taxable money market instruments, and may not be pursuing its investment objectives.


INVESTMENT STRUCTURE. The Funds do not invest directly in securities but instead invest through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to these Funds in this Prospectus include the underlying fund. Each Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in another mutual fund or pooled investment vehicle, or could invest directly in securities.


MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Funds. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Class A Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.


CITI INSTITUTIONAL LIQUID RESERVES

                                                            YEAR ENDED AUGUST 31,
                                                            ---------------------
                                     2000             1999             1998             1997             1996
                            ---------------------------------------------------------------------------------
 Net asset value,
  beginning of period          $  1.00000       $  1.00000       $  1.00000       $  1.00000       $  1.00000
 Net investment income            0.05890          0.05041          0.05548          0.05459          0.05521
 Less dividends from net
  investment income              (0.05890)        (0.05041)        (0.05548)        (0.05459)        (0.05521)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of
  period                       $  1.00000       $  1.00000       $  1.00000       $  1.00000       $  1.00000
-------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)              $5,788,233       $5,794,599       $3,380,501       $1,967,491       $1,257,134
 Ratio of expenses to
  average net assets+                0.16%            0.19%            0.20%            0.18%            0.20%
 Ratio of net investment
  income to average net
  assets+                            5.87%            5.04%            5.57%            5.52%            5.52%
 Total return                        6.05%            5.16%            5.69%            5.60%            5.66%


Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per
  share                        $  0.05271       $  0.04557       $  0.04948       $  0.04844       $  0.04921
 RATIOS:
  Expenses to average net
   assets+                           0.78%            0.79%            0.79%            0.80%            0.80%
  Net investment income to
   average net assets+               5.25%            4.44%            4.98%            4.90%            4.92%


+Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.


The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.


CITI INSTITUTIONAL U.S. TREASURY RESERVES

                                                              YEAR ENDED AUGUST 31,
                                                              ---------------------

                                     2000             1999             1998             1997             1996
                               ------------------------------------------------------------------------------
 Net asset value,
  beginning of period          $  1.00000       $  1.00000       $  1.00000       $  1.00000       $  1.00000
 Net investment income            0.05249          0.04395          0.05001          0.04994          0.05051
 Less dividends from net
  investment income              (0.05249)        (0.04395)        (0.05001)        (0.04994)        (0.05051)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of
  period                       $  1.00000       $  1.00000       $  1.00000       $  1.00000       $  1.00000
-------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)              $  694,477       $  605,364       $  264,136       $  306,350       $  213,395
 Ratio of expenses to
  average net assets+                0.25%            0.25%            0.25%            0.25%            0.25%
 Ratio of net investment
  income to average net
  assets+                            5.27%            4.40%            5.00%            5.01%            5.03%
 Total return                        5.38%            4.48%            5.12%            5.11%            5.17%


Note: If agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per
  share                        $  0.04753       $  0.03806       $  0.04431       $  0.04416       $  0.04428
 RATIOS:
  Expenses to average net
   assets+                           0.80%            0.84%            0.82%            0.83%            0.87%
  Net investment income to
   average net assets+               4.72%            3.81%            4.43%            4.43%            4.41%

+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.


The financial highlights table is intended to help you understand the Fund's financial performance for the fiscal years ended August 31, 2000, 1999 and 1998 and for the period May 21, 1997 (commencement of operations) to August 31, 1997. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.


CITI INSTITUTIONAL TAX FREE RESERVES



                                                                                                                 MAY 21, 1997
                                                                YEAR ENDED AUGUST 31,                           (COMMENCEMENT
                                            ---------------------------------------------------------       OF OPERATIONS) TO
                                                 2000                    1999                    1998         AUGUST 31, 1997
                                            ---------------------------------------------------------------------------------
 Net asset value, beginning of period       $ 1.00000               $ 1.00000               $ 1.00000               $ 1.00000
 Net investment income                        0.03182                 0.03026                 0.03440                 0.00984
 Less dividends from net investment
  income                                     (0.03182)               (0.03026)               (0.03440)               (0.00984)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $ 1.00000               $ 1.00000               $ 1.00000               $ 1.00000
-----------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's
  omitted)                                  $ 175,976               $ 165,726               $ 207,311               $  60,048
 Ratio of expenses to average
  net assets+                                    0.25%                   0.25%                   0.25%                   0.25%*
 Ratio of net investment income
  to average net assets+                         3.71%                   3.02%                   3.43%                   3.47%*
 Total return                                    3.74%                   3.07%                   3.49%                   0.99%**


Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees and the
Administrator had not voluntarily assumed expenses during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share            $ 0.02737               $ 0.02395               $ 0.02718               $ 0.00729
 RATIOS:
  Expenses to average net assets+                0.91%                   0.88%                   0.97%                   1.15%*
  Net investment income to
   average net assets+                           3.05%                   2.39%                   2.71%                   2.57%*

 + Includes the Fund's share of the Tax Free Reserves Portfolio's allocated expenses.
 * Annualized.
** Not Annualized.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about each Funds' investments is available in that Funds' Annual and Semi-Annual Reports to Shareholders. In each Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund's performance.


To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-995-0134 toll-free, or your account representative.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.



SEC File Number: 811-6740



CINST 101

----------
PROSPECTUS
----------


                                                               January 1, 2001




            SVB LIQUID RESERVES SHARES













            A CLASS OF CITI(SM) INSTITUTIONAL LIQUID RESERVES










            The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of Contents

FUND AT A GLANCE ..........................................................    3
   FUND GOAL ..............................................................    3
   MAIN INVESTMENT STRATEGIES .............................................    3
   MAIN RISKS .............................................................    3

FUND PERFORMANCE ..........................................................    5
   FUND'S HIGHEST AND LOWEST RETURNS ......................................    6
   AVERAGE ANNUAL TOTAL RETURNS ...........................................    6
   SHAREHOLDER FEES .......................................................    7
   ANNUAL FUND OPERATING EXPENSES .........................................    7
   EXAMPLE ................................................................    8

YOUR ACCOUNT ..............................................................    9
   HOW TO BUY SHARES ......................................................    9
   HOW THE PRICE OF YOUR SHARES IS CALCULATED .............................    9
   HOW TO SELL SHARES .....................................................    9
   EXCHANGES ..............................................................   10
   DIVIDENDS ..............................................................   10
   TAX MATTERS ............................................................   10


MANAGEMENT OF THE FUND ....................................................   12
   MANAGER ................................................................   12
   MANAGEMENT FEES ........................................................   12
   DISTRIBUTION ARRANGEMENTS ..............................................   12


MORE ABOUT THE FUND .......................................................   13
   PRINCIPAL INVESTMENT STRATEGIES ........................................   13

FINANCIAL HIGHLIGHTS ......................................................  A-1

Fund at a Glance

          SVB Liquid Reserves Shares are shares of a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund also tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

          This summary briefly describes the Fund and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page 13.

          FUND GOAL

          The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

          MAIN INVESTMENT STRATEGIES

          The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

           o obligations of U.S. and non- U.S. banks;

           o commercial paper and asset backed securities;

           o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

           o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

          The Fund invests at least 25%, and may invest up to 100%, of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

          Please note that the Fund invests in securities through an underlying mutual fund.

          MAIN RISKS


          Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


          The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal, which are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

          YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


          CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.


          INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment or other market event could cause the value of your investment in the Fund, or its yield, to decline.

          FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors such as the Fund.

          CONCENTRATION IN THE BANKING INDUSTRY. The Fund concentrates in bank obligations. This means that an investment in the Fund is particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

          $1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

Fund Performance

          The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund's Class A shares to the performance of the iMoney Net 1st Tier Institutional Money Market Funds Average. The chart and table show the performance of the Fund's Class A shares because SVB Liquid Reserves Shares have less than a year of performance history.

          When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 800-303-7371 toll free, or contact your account representative.

CITI INSTITUTIONAL LIQUID RESERVES,
CLASS A SHARES* ANNUAL TOTAL RETURNS

1993                     3.17%
1994                     4.34%
1995                     6.12%
1996                     5.51%
1997                     5.67%
1998                     5.58%
1999                     5.22%

As of September 30, 2000, Clas A shares had a year to-date return of 4.71%
--------------------------------------------------------------------------------
FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART
 ................................................................................
Class A                                                           Quarter Ending
 ................................................................................
Highest  1.54%                                                     June 30, 1995
 ................................................................................
Lowest  0.76%                                                     March 31, 1993
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

AS OF DECEMBER 31, 1999

                                                                                                                   Life of Fund
                                                                                                                       Since
                                                                                     1 Year         5 Years       October 2, 1992
 .................................................................................................................................
Class A Shares*                                                                      5.22%           5.62%             5.02%
 .................................................................................................................................
iMoney Net 1st Tier Institutional Money Market Funds Average                         4.96%           5.33%               **%
 .................................................................................................................................
 * Class A shares are not offered in this prospectus. Class A shares and SVB Liquid Reserves Shares are invested in the same portfolio of securities, but SVB Liquid Reserves Shares have higher expenses and would have had correspondingly lower annual returns.
** Information regarding performance for this period is not available.
 .................................................................................................................................

Fund Fees and Expenses

        This table describes the fees and expenses that you may pay if you buy and hold SVB Liquid Reserves Shares.

SVB LIQUID RESERVES SHARES

---------------------------------------------------------------------------------------------
  SHAREHOLDER FEES
  FEES PAID DIRECTLY FROM YOUR INVESTMENT
 .............................................................................................
  Maximum Sales Charge (Load) Imposed on Purchases                                   None
 .............................................................................................
  Maximum Deferred Sales Charge (Load)                                               None
---------------------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES(1)
  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
 .............................................................................................
  Management Fees                                                                   0.15%
 .............................................................................................
  Distribution (12b-1) Fees                                                         0.60%
 .............................................................................................
  Other Expenses (administrative, shareholder servicing and other expenses)         0.53%
 .............................................................................................
  TOTAL ANNUAL FUND OPERATING EXPENSES                                              1.28%
 .............................................................................................
  LESS AMOUNT OF CONTRACTUAL FEE WAIVER*                                            0.45%
 .............................................................................................
  NET ANNUAL FUND OPERATING EXPENSES*                                               0.83%
---------------------------------------------------------------------------------------------
  * In addition to the contractual fee waivers which terminate on December 31, 2001, certain of the Fund's service providers are voluntarily waiving fees or reimbursing expenses such that current net annual operating expenses of
    SVB Liquid Reserves Shares are:                                                 0.66%
    These voluntary fee waivers and reimbursements may be reduced or terminated at any time.
    The Fund's service providers will consider renewal of the contractual arrangements each year.
(1) The Fund invests in securities through an underlying mutual fund, Cash Reserves Portfolio.
    This table reflects the expenses of both the Fund and Cash Reserves Portfolio.
---------------------------------------------------------------------------------------------

          EXAMPLE

          This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

           o you invest $10,000 in the Fund for the time periods indicated;

           o you reinvest all dividends;

           o you then sell all of your shares at the end of those periods;

           o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

           o the Fund's operating expenses as shown in the table remain the same -- the example includes contractual fee waivers for the one year period, but does not include voluntary waivers and fee reimbursements.

          Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                       1 Year   3 Years    5 Years     10 Years
 ................................................................................
  SVB LIQUID RESERVES SHARES            $85       $406       $702       $1,545
--------------------------------------------------------------------------------

Fund at a Glance

          SVB Liquid Reserves Shares are shares of a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund also tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

          This summary briefly describes the Fund and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page 13.

          FUND GOAL

          The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

          MAIN INVESTMENT STRATEGIES

          The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

           o obligations of U.S. and non- U.S. banks;

           o commercial paper and asset backed securities;

           o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

           o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

          The Fund invests at least 25%, and may invest up to 100%, of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

          Please note that the Fund invests in securities through an underlying mutual fund.

          MAIN RISKS


          Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


          The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal, which are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

          YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


          CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.


          INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment or other market event could cause the value of your investment in the Fund, or its yield, to decline.

          FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors such as the Fund.

          CONCENTRATION IN THE BANKING INDUSTRY. The Fund concentrates in bank obligations. This means that an investment in the Fund is particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

          $1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

Fund Performance

          The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund's Class A shares to the performance of the iMoney Net 1st Tier Institutional Money Market Funds Average. The chart and table show the performance of the Fund's Class A shares because SVB Liquid Reserves Shares have less than a year of performance history.

          When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 800-303-7371 toll free, or contact your account representative.

CITI INSTITUTIONAL LIQUID RESERVES,
CLASS A SHARES* ANNUAL TOTAL RETURNS

1993                     3.17%
1994                     4.34%
1995                     6.12%
1996                     5.51%
1997                     5.67%
1998                     5.58%
1999                     5.22%

As of September 30, 2000, Class A shares had a year-to-date return of 4.71%.

--------------------------------------------------------------------------------
FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART
 ................................................................................
Class A                                                           Quarter Ending
 ................................................................................
Highest  1.54%                                                    June 30, 1995
 ................................................................................
Lowest  0.76%                                                     March 31, 1993
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999

                                                                   Life of Fund
                                                                      Since
                                    1 Year         5 Years       October 2, 1992
 ................................................................................
Class A Shares*                     5.22%           5.62%             5.02%
 ................................................................................
iMoney Net 1st Tier Institutional
 Money Market Funds Average         4.96%           5.33%               **%
 ................................................................................

 * Class A shares are not offered in this prospectus. Class A shares and SVB Liquid Reserves Shares are invested in the same portfolio of securities, but SVB Liquid Reserves Shares have higher expenses and would have had correspondingly lower annual returns.
** Information regarding performance for this period is not available.
--------------------------------------------------------------------------------

Fund Fees and Expenses

        This table describes the fees and expenses that you may pay if you buy and hold SVB Liquid Reserves Shares.

SVB LIQUID RESERVES SHARES

  SHAREHOLDER FEES
  FEES PAID DIRECTLY FROM YOUR INVESTMENT
 .........................................................................................
  Maximum Sales Charge (Load) Imposed on Purchases                                   None
 .........................................................................................
  Maximum Deferred Sales Charge (Load)                                               None
-----------------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES(1)
  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
 .........................................................................................
  Management Fees                                                                   0.15%
 .........................................................................................
  Distribution (12b-1) Fees                                                         0.60%
 .........................................................................................
  Other Expenses (administrative, shareholder servicing and other expenses)         0.53%
 .........................................................................................
  TOTAL ANNUAL FUND OPERATING EXPENSES                                              1.28%
 .........................................................................................
  LESS AMOUNT OF CONTRACTUAL FEE WAIVER*                                            0.45%
 .........................................................................................
  NET ANNUAL FUND OPERATING EXPENSES*                                               0.83%
-----------------------------------------------------------------------------------------
    * In addition to the contractual fee waivers which terminate on December 31, 2001, certain of the Fund's service providers are voluntarily waiving fees or reimbursing expenses such that current net annual operating expenses of SVB Liquid Reserves
      Shares are:                                                                   0.66%
      These voluntary fee waivers and reimbursements may be reduced or terminated at any time. The Fund's service providers will consider renewal of the contractual arrangements each year.
  (1) The Fund invests in securities through an underlying mutual fund, Cash Reserves
      Portfolio. This table reflects the expenses of both the Fund and Cash Reserves
      Portfolio.
-----------------------------------------------------------------------------------------

          EXAMPLE

          This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

           o you invest $10,000 in the Fund for the time periods indicated;

           o you reinvest all dividends;

           o you then sell all of your shares at the end of those periods;

           o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

           o the Fund's operating expenses as shown in the table remain the same -- the example includes contractual fee waivers for the one year period, but does not include voluntary waivers and fee reimbursements.

          Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                  1 Year      3 Years      5 Years      10 Years
 ................................................................................
SVB LIQUID RESERVES SHARES         $85         $406          $702        $1,545
--------------------------------------------------------------------------------

Your Account

          HOW TO BUY SHARES

          Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. SVB Liquid Reserves Shares may be purchased by customers of Silicon Valley Bank from the Fund's distributor or a broker-dealer or financial institution (called a Service Agent) that has entered into a service agreement with the distributor concerning the Fund. You pay no sales charge (load) to invest in the Fund. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.

          Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. The Fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may.

          Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

          If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. If you wish to transfer your account, you may transfer it to another financial institution, or you may set up an account directly with the Fund's sub-transfer agent.

          HOW THE PRICE OF YOUR SHARES IS CALCULATED

          The Fund calculates its net asset value (NAV) at 3:00 p.m. Eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.

          HOW TO SELL SHARES

          You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's sub-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

          You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but in any event within seven days. However, your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

          EXCHANGES

          There are currently no exchange privileges in effect with respect to SVB Liquid Reserves Shares. However, in the future, you may be able to exchange your shares of the Fund for shares of certain CitiFunds that are made available by your Service Agent. Your Service Agent will provide you with more information about available funds, including a prospectus for any fund to be acquired through an exchange. If your account application allows, you may arrange the exchange by telephone.

          There is no sales charge on shares you get through an exchange.

          The exchange privilege, if implemented, may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

          DIVIDENDS


          The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective, which ordinarily will be the next business day after your trade date. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.


          TAX MATTERS

          This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

          TAXATION OF DISTRIBUTIONS: You normally will have to pay federal income tax on any distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

          STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes. Fund dividends that are not taxable to you for federal income tax purposes may still be taxable to you under the income or other tax laws of any state or local taxing authority.

          TAXATION OF TRANSACTIONS: If you sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

          BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations.

          FOREIGN SHAREHOLDERS: The Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States.
          Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Management of the Fund


          MANAGER

          The Fund draws on the strength and experience of Citibank. Citibank is the manager of the Fund, and subject to policies set by the Fund's Trustees, Citibank makes investment decisions. Citibank has been managing money since 1822. With its affiliates, it currently manages more than $351 billion in assets worldwide.

          Citibank, with its headquarters at 153 East 53rd Street, New York, New York, is a wholly-owned subsidiary of Citigroup Inc.

          Citibank and its affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Fund's Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citibank in the course of those relationships. Citibank and its affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Fund.

          MANAGEMENT FEES

          For the Fund's fiscal year ended August 31, 2000 Citibank received, after waivers, a fee of 0.08% of the Fund's average daily net assets.


          DISTRIBUTION ARRANGEMENTS

          The Fund offers two classes of shares - Class A and SVB Liquid Reserves Shares, with different expense levels. Only SVB Liquid Reserves Shares are offered in this prospectus. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

          The Fund has adopted a service plan for SVB Liquid Reserves Shares under rule 12b-1 under the Investment Company Act of 1940. The service plan allows the Fund to pay the distributor, Service Agents or others a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets represented by SVB Liquid Reserves Shares. This service fee may be used to make payments for providing personal service or the maintenance of shareholder accounts. The service plan also allows the Fund to pay the distributor, Service Agents or others a monthly distribution fee at an annual rate not to exceed 0.35% of the average daily net assets represented by SVB Liquid Reserves Shares. This distribution fee may be used as compensation for the sale of Fund shares, for advertising, marketing or other promotional activity. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

More About the Fund

          The Fund's goals, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments and investment strategies appears below.

          PRINCIPAL INVESTMENT STRATEGIES

          The Fund's principal investment strategies are described below. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information. Of course, there can be no assurance that the Fund will achieve its goals.


          The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, the Fund's investment policies require that all of the Fund's investments be in U.S. dollar-denominated "first-tier" securities which have been determined by the Manager to present minimal credit risks. To be a "first-tier" security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion, be of comparable quality. Investors should note that within this rating category there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.


--------------------------------------------------------------------------------
          WHAT ARE MONEY MARKET INSTRUMENTS?

          A MONEY MARKET INSTRUMENT is a short-term IOU issued by banks or other corporations, or the U.S. or a foreign government and state or local governments. Money market instruments have
          maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES,
          VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short term unsecured debt of corporations), ASSET-BACKED SECURITIES
          (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
--------------------------------------------------------------------------------

          The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. While the Fund can invest in all of these types of obligations, the Fund invests at least 25% of its assets, and may invest all of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. Except for this concentration policy, the Fund's investment goals and policies may be changed without a shareholder vote.

          INVESTMENT STRUCTURE. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in another mutual fund or pooled investment vehicle, or could invest directly in securities.


          MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Fund's Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

          Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

          THE FUND. SVB Liquid Reserves Shares are a class of shares of Citi Institutional Liquid Reserves. "Citi" is a service mark of Citicorp.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the period shown. Certain information reflects financial results for a single SVB Liquid Reserves share. The total returns in the table represent the rate that an investor would have earned on an investment in SVB Liquid Reserves shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.



CITI INSTITUTIONAL LIQUID RESERVES

                                                                                 CLASS SVB
                                                                               FOR THE PERIOD
                                                                               APRIL 24, 2000
                                                                               (COMMENCEMENT
                                                                             OF OPERATIONS) TO
                                                                              AUGUST 31, 2000
                                                                             -----------------
 Net asset value, beginning of period                                             $1.00000
 Net investment income                                                             0.02120
 Less dividends from net investment income                                        (0.02120)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                                                   $1.00000
-----------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's omitted)                                        $124,416
 Ratio of expenses to average net assets+                                             0.66%*
 Ratio of net investment income to average net assets+                                5.35%*
 Total return                                                                         2.14%**


Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share                                                  $0.02039
 RATIOS:
 Expenses to average net assets+                                                      1.28%*
 Net investment income to average net assets+                                         4.73%*

 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 * Annualized.
** Not Annualized.

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected Fund performance.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-303-7371 toll-free, or your account representative.


The SAI, reports, and other information about the Fund are also available on the EDGAR Database on the SEC Internet site at http:/ /www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

----------
SEC File Number: 811-6740                                         SVB/LRS 1/01

                                   PROSPECTUS
                                   ----------





                     ----------------------------------------

                       CITI(SM) INSTITUTIONAL CASH RESERVES

                     ----------------------------------------

January 1, 2001





The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.




                                  CitiFunds(R)
                                  ----------------------
                                    INSTITUTIONAL SERIES





--------------------------------------------------------------------------------
   Investment Products: Not FDIC Insured o No Bank Guarantee o May Lose Value
--------------------------------------------------------------------------------

Table Of Contents

Fund At A Glance .....................................       3

Your Account .........................................       8
      How To Buy Shares ..............................       8
      How The Price Of Your Shares Is Calculated .....       8
      How To Sell Shares .............................       8
      Exchanges ......................................       9
      Dividends ......................................       9
      Tax Matters ....................................       9

Management Of The Fund ...............................      10
      Manager ........................................      10
      Management Fees ................................      10
      Distribution Arrangements ......................      10

More About The Fund ..................................      11
      Principal Investment Strategies ................      11

Financial Highlights .................................      15

                        FUND AT A GLANCE


                        Citi(SM) Institutional Cash Reserves is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund also tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

CITI INSTITUTIONAL CASH RESERVES
This summary briefly describes Citi Institutional Cash Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page 11.

FUND GOAL
The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

  o obligations of U.S. and non-U.S. banks;

  o commercial paper and asset backed securities;

  o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

  o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund invests at least 25%, and may invest up to 100%, of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.


MAIN RISKS
Investing in a mutual fund involves risk. Although Citi Institutional Cash Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.


INTEREST RATE AND MARKET RISK: A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors such as the Fund.


CONCENTRATION IN THE BANKING INDUSTRY. Citi Institutional Cash Reserves concentrates in bank obligations. This means that an investment in the Fund is particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.


$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total return of the Fund's Class L shares for the calendar years indicated. The table compares the average annual returns for Class L shares of the Fund to the performance of the iMoneyNet S&P AAA-rated Taxable Institutional Money Funds Average. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134 toll free, or contact your account representative.


The Fund has authorized four classes of shares, Class I, Class L, Class O and Class S shares. Performance for the Class L shares only is shown in the following table, because only Class L shares were outstanding during the full calendar year. You should note that the performance of the other classes will vary from that shown for the Class L shares, depending upon the expense level for that class.


CITI INSTITUTIONAL CASH RESERVES
ANNUAL TOTAL RETURNS -- CLASS L


98                  5.48%
99                  5.08%

As of September 30, 2000, the Class L shares had a year-to-date return of 4.67%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class L                                      Quarter Ending
Highest               1.37%                September 30, 1998
Lowest                1.17%                  June 30, 1999


AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999
                                               Life of Fund
                                                  Since
                                1 Year       October 17, 1997
Class L
Citi Institutional Cash
 Reserves                        5.08%            5.31%


iMoneyNet S&P
 AAA Rated
 Taxable Institutional Money
 Funds Average                   4.99%              *

*Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

---------------------------------------------------------------------------------------------------
    FEE TABLE
---------------------------------------------------------------------------------------------------
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
---------------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                                         None
    Maximum Deferred Sales Charge (Load)                                                     None

    ANNUAL FUND OPERATING EXPENSES Expenses That Are Deducted From Fund Assets
---------------------------------------------------------------------------------------------------
                                                  CLASS I       CLASS L       CLASS O       CLASS S
    Management Fees                                0.20%         0.20%         0.20%         0.20%
    Distribution (12b-1) Fees
    (includes service fees)                        0.05%         0.10%         0.05%         0.25%
    Other Expenses                                 0.10%         0.10%         0.10%         0.10%
---------------------------------------------------------------------------------------------------
    Total Annual Operating Expenses*               0.35%         0.40%         0.35%         0.55%
---------------------------------------------------------------------------------------------------
* Certain of the Fund's service providers are voluntarily waiving fees or reimbursing expenses such that current net annual fund operating expenses for the two classes of shares outstanding are:
                                                                 0.25%                        0.40%
  These fee waivers and reimbursements may be reduced or terminated at any time.
  Expenses for Class I and O shares are based on estimated amounts for the current fiscal year.
---------------------------------------------------------------------------------------------------

EXAMPLE

---------------------------------------------------------------------------------------------------
    This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    CITI INSTITUTIONAL CASH RESERVES               1 YEAR       3 YEARS       5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------
    Class I Shares                                  $36           $113          N/A           N/A
    Class L Shares                                  $41           $128          $224         $505
    Class O Shares                                  $36           $113          N/A           N/A
    Class S Shares                                  $56           $176          $307         $689
---------------------------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Fund's distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). The Fund has authorized the issuance of Class I, Class L, Class O, or Class S shares with different expense levels. All share classes may not be made available by each Service Agent. For more information, or to purchase shares directly from the Fund, please call the Fund's sub-transfer agent at 1-800-995-0134.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

If you are a customer of a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
The Fund calculates its net asset value (NAV) at 5:00 p.m. Eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Fund's sub-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but in any event within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum amount. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.


EXCHANGES
Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds(R). You may place exchange orders through the sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The sub-transfer agent or your Service Agent can provide you with more information.


There is no sales charge on shares you get through an exchange.


DIVIDENDS
Each business day when the Fund determines its NAV it calculates its net income and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective, which ordinarily will be the next business day after your trade date. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.


TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

TAXATION OF DISTRIBUTIONS: You normally will have to pay federal income tax, and any state or local taxes, on any distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes.

TAXATION OF TRANSACTIONS: If you sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions it pays to you if you fail to provide this information or otherwise violate IRS regulations.

FOREIGN SHAREHOLDERS: The Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

MANAGEMENT OF THE FUND


MANAGER
The Fund draws on the strength and experience of Citibank. Citibank is the manager of the Fund, and subject to policies set by the Fund's Trustees, Citibank makes investment decisions. Citibank has been managing money since 1822. With its affiliates, it currently manages more than $351 billion in assets worldwide.

Citibank, with its headquarters at 153 East 53rd Street, New York, New York, is a wholly-owned subsidiary of Citigroup Inc. CitiFunds is a registered service mark of Citicorp. Citi is a service mark of Citicorp.

Citibank and its affiliates may have banking and investment banking relationships with the issuers of securities that are held in the Fund. However, in making investment decisions for the Fund, the Fund's Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citibank in the course of those relationships. Citibank and its affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Fund.


MANAGEMENT FEES
For the Fund's fiscal year ended August 31, 2000 Citibank received, after waivers, a management fee of 0.10% of the Fund's average daily net assets.

DISTRIBUTION ARRANGEMENTS
The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Fund has adopted separate service plans under rule 12b-1 under the Investment Company Act of 1940 pertaining to Class I, Class L, Class O and Class S shares. The service plans allow the Fund to pay the distributor, Service Agents or others, in connection with each class of shares, a monthly service fee as a percentage of the average daily net assets represented by that class of shares, at an annual rate not to exceed the following:


    CLASS I                                                        0.05%
    CLASS L                                                        0.10%
    CLASS O                                                        0.05%
    CLASS S                                                        0.25%


These fees may be used to make payments to the distributor for distribution services, and to Service Agents or others as compensation for the sale of Fund shares, for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plans are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may vary. The Fund's Manager may make similar payments under similar arrangements.

MORE ABOUT THE FUND

The Fund's goals, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve its investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are not described below but that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all the types of securities described in the Prospectus or in the Statement of Additional Information.


The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion, be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

--------------------------------------------------------------------------------
 WHAT ARE MONEY MARKET INSTRUMENTS?
 A Money Market Instrument is a short-term IOU issued by banks or other corporations, or the U.S. or a foreign government and state or local governments. Money market instruments have maturity dates of 13 months or less. Money market instruments may include Certificates Of Deposit, Bankers' Acceptances, Variable Rate Demand Notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), Fixed-Term Obligations, Commercial Paper (short term unsecured debt of corporations), Asset-Backed Securities (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and Repurchase Agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
--------------------------------------------------------------------------------


The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. While the Fund can invest in all of these types of obligations, the Fund invests at least 25% and may invest all of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. Except for this concentration policy, the Fund's investment goals and policies may be changed without a shareholder vote.

The Fund invests only in "first tier" securities, which are securities rated in the highest short-term rating category by nationally recognized rating agencies or, in the Manager's opinion, are of comparable quality.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. In the event that interest rates decline, the Fund may not generate as high a yield as other funds with longer weighted average maturities.

INVESTMENT STRUCTURE. The Fund has reserved the right to invest in securities through an underlying mutual fund having the same goals and strategies. Shareholders will be given at least 30 days prior written notice before any such change in investment structure is implemented.


MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectation concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the fiscal years ended August 31, 2000 and 1999 and for the period October 17, 1997 (commencement of operations) to August 31, 1998. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.


CITI INSTITUTIONAL CASH RESERVES
CLASS L SHARES



                                                                                                FOR THE PERIOD
                                                         YEAR ENDED AUGUST 31,                  OCTOBER 17, 1997+
                                               -----------------------------------------              TO
                                                    2000                 1999                   AUGUST 31, 1998
                                               -----------------------------------------  ----------------------------
 Net asset value, beginning of period              $  1.00000           $  1.00000                  $  1.00000
 Net investment income                                0.05827              0.04930                     0.04736
 Less dividends from net investment income           (0.05827)            (0.04930)                   (0.04736)
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $  1.00000           $  1.00000                  $  1.00000
----------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's omitted)         $  496,068           $  388,939                  $  245,520
 Ratio of expenses to average net assets                 0.25%                0.25%                       0.25%*
 Ratio of net investment income to average
  net assets                                             5.93%                4.97%                       5.47%*
 Total return                                            5.98%                5.04%                       4.84%**


Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the periods indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

 Net investment income per share                     $0.05680             $0.04791                    $0.04571
 RATIOS:
  Expenses to average net assets                         0.40%                0.40%                       0.44%*
  Net investment income to average net assets            5.78%                4.83%                       5.28%*


 + Commencement of Operations.
 * Annualized.
** Not Annualized.



CITI INSTITUTIONAL CASH RESERVES
CLASS S SHARES

                                                                            FOR THE PERIOD
                                                                           OCTOBER 6, 1999+
                                                                                  TO
                                                                           AUGUST 31, 2000
                                                                     ----------------------------

 Net asset value, beginning of period                                             $1.00000
 Net investment income                                                             0.05202
 Less dividends from net investment income                                        (0.05202)
--------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                   $1.00000
--------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's omitted)                                         $96,359
 Ratio of expenses to average net assets                                              0.40%*
 Ratio of net investment income to average net assets                                 5.78%*
 Total return                                                                         5.83%**

Note: If agents of the Fund had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share                                                  $0.05074
 RATIOS:
 Expenses to average net assets                                                       0.55%*
 Net investment income to average net assets                                          5.63%*

 + Commencement of Operations.
 * Annualized.
** Not Annualized.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.


Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

To obtain free copies of the SAI and the Annual and Semi-Reports or to make other inquiries, please call 1-800-995-0134 toll-free, or your account representative.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at:
1-(202)-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.





SEC File Number: 811-6740




CICR101

                                                                  Statement of
                                                        Additional Information
                                                               January 1, 2001

CITI(SM) INSTITUTIONAL LIQUID RESERVES
CITI(SM) INSTITUTIONAL U.S. TREASURY RESERVES
CITI(SM) INSTITUTIONAL TAX FREE RESERVES

    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses, dated January 1, 2001, for Citi(SM) Institutional Liquid
Reserves, Citi(SM) Institutional U.S. Treasury Reserves and Citi(SM) Institutional Tax Free Reserves (the foregoing, collectively, the "Funds"). This Statement of Additional Information should be read in conjunction with the Prospectuses. This Statement of Additional Information incorporates by reference the financial statements described on page 29 hereof. These financial statements can be found in the Funds' Annual Reports to Shareholders. An investor may obtain copies of the Funds' Prospectuses and Annual Reports without charge by calling 1-800-995-0134 toll free.



    The Funds are each separate series of CitiFunds(SM) Institutional Trust (the "Trust"). The address and telephone number of the Trust are 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010. The Trust invests all of the investable assets of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio (collectively, the "Portfolios"), respectively. The address and telephone number of Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio are 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010.

    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY CITIBANK, N.A., ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


TABLE OF CONTENTS                                                         PAGE
-----------------                                                         ----

 1. The Funds.............................................................   2
 2. Investment Objectives, Policies and Restrictions .....................   3
 3. Performance Information ..............................................  15
 4. Determination of Net Asset Value .....................................  18
 5. Additional Information on the Purchase and Sale of Fund Shares .......  19
 6. Management ...........................................................  20
 7. Dealer Commissions and Concessions ...................................  27
 8. Portfolio Transactions ...............................................  27
 9. Description of Shares, Voting Rights and Liabilities .................  28
10. Certain Additional Tax Matters .......................................  29
11. Independent Accountants and Financial Statements .....................  30
Appendix -- Ratings of Municipal Obligations .............................  31

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                1.  THE FUNDS


    The Trust is a no-load, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 8, 1992. Prior to September 1997, the Trust was called Landmark Institutional Trust. Shares of the Trust are divided into separate series, including Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves and Citi Institutional Tax Free Reserves, which are described in this Statement of Additional Information. Prior to January 1, 2001, Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves and Citi Institutional Tax Free Reserves were called CitiFunds Institutional Liquid Reserves, CitiFunds Institutional U.S. Treasury Reserves and CitiFunds Institutional Tax Free Reserves, respectively, and prior to January 2, 1998, were called Landmark Institutional Liquid Reserves, Landmark Institutional U.S. Treasury Reserves and Landmark Institutional Tax Free Reserves, respectively. References in this Statement of Additional Information to the Prospectuses are to the Prospectus, dated January 1, 2001, of U.S. Treasury Reserves and Tax Free Reserves, and Class A shares of Liquid Reserves, and the Prospectus, dated January 1, 2001, of the SVB Liquid Reserves Shares of Liquid Reserves by which shares of the Funds are offered.


    Each of the Funds is a type of mutual fund commonly referred to as a "money market fund." Tax Free Reserves is a "tax-exempt money market fund." The net asset value of each of the Funds' shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

    The Trust seeks the investment objectives of the Funds by investing all the investable assets of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively. Each of the Portfolios is an open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund. Cash Reserves Portfolio and U.S. Treasury Reserve Portfolio are diversified; Tax Free Reserves Portfolio is non-diversified.

    The Trustees of the Trust believe that the aggregate per share expenses of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves and their corresponding Portfolios will be less than or approximately equal to the expenses that each Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Each Fund may withdraw its investment in its Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund were to withdraw its investment in its Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in another mutual fund or pooled investment vehicle having the same investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

    Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but a Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.

    The Portfolios, as New York trusts, are not required to hold and have no intention of holding annual meetings of investors. However, when a Portfolio is required to do so by law, or in the judgment of Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When a Fund is asked to vote on matters concerning its corresponding Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

    The Portfolios may sell interests to investors in addition to the Funds. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

    Information about other holders of interests in the Portfolios is available from the Funds' distributor, CFBDS, Inc. ("CFBDS"), 21 Milk Street, Boston, Massachusetts 02109, (617) 423-1679.


    Citibank, N.A. ("Citibank" or the "Adviser") is currently the investment adviser to each of the Portfolios. The Adviser manages the investments of each Portfolio from day to day in accordance with the investment objectives and policies of that Portfolio. The selection of investments for each Portfolio, and the way they are managed, depend on the conditions and trends in the economy and the financial marketplaces. SSB Citi Fund Management LLC ("SSB Citi"), an affiliate of Citibank, provides certain administrative services to the Funds and the Portfolios.

    The Boards of Trustees of the Trust and the Portfolios provide broad supervision over the affairs of the Trust and of the Portfolios, respectively. Shares may be purchased from the Funds' distributor, CFBDS (the "Distributor"), or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called "Service Agents"). Although shares of the Funds are sold without a sales load, CFBDS may receive fees from the Funds pursuant to a Distribution Plan or Service Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").


             2.  INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS
                            INVESTMENT OBJECTIVES

    The investment objective of INSTITUTIONAL LIQUID RESERVES is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

    The investment objective of INSTITUTIONAL U.S. TREASURY RESERVES is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

    The investment objectives of INSTITUTIONAL TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

    The investment objectives of each Fund may be changed without approval by that Fund's shareholders. Of course, there can be no assurance that any Fund will achieve its investment objectives.

                             INVESTMENT POLICIES

    The Trust seeks the investment objectives of the Funds by investing all of the investable assets of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively, each of which has the same investment objectives and policies as its corresponding Fund. The Prospectuses contain a discussion of the principal investment strategies of the Funds and certain risks of investing in a Fund. The following supplements the information contained in the Prospectuses concerning the investment objectives, policies and techniques of each Fund and Portfolio, and contains more information about the various types of securities in which each Fund and each Portfolio may invest and the risks involved in such investments. Since the investment characteristics of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves will correspond directly to those of the Portfolio in which it invests, the following is a supplementary discussion with respect to each Portfolio.

    The Trust may withdraw the investment of any Fund from its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below with respect to its corresponding Portfolio. Except for the concentration policy of Liquid Reserves with respect to bank obligations described in paragraph (1) below and for the policy of Tax Free Reserves with respect to investing in municipal obligations described below, which may not be changed without the approval of Liquid Reserves' or Tax Free Reserves' shareholders, as applicable, the approval of a Fund's shareholders would not be required to change that Fund's investment objectives or any of its investment policies. Likewise, except for the concentration policy of Cash Reserves Portfolio with respect to bank obligations described in paragraph (1) below and for the policy of Tax Free Reserves Portfolio with respect to investing in municipal obligations described below, which may not be changed without the approval of Cash Reserves Portfolio's or Tax Free Reserves Portfolio's investors, as applicable, the approval of the investors in a Portfolio would not be required to change that Portfolio's investment objectives or any of its investment policies discussed below, including those concerning securities transactions. Each Portfolio would, however, give written notice to its investors at least 30 days prior to implementing any change in its investment objectives.

                           CASH RESERVES PORTFOLIO


    Cash Reserves Portfolio seeks its investment objective through investments limited to the following types of high quality U.S. dollar-denominated money market instruments. All investments by Cash Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser under procedures approved by the Board of Trustees) and are determined by the Adviser under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Cash Reserves Portfolio may hold uninvested cash reserves pending investment. Under the Investment Company Act of 1940 (the "1940 Act"), Cash Reserves and Cash Reserves Portfolio are each classified as "diversified," although in the case of Cash Reserves, all of its investable assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.


        (1) Bank obligations -- Cash Reserves Portfolio invests at least 25% of its investable assets, and may invest up to 100% of its assets, in bank obligations. This concentration policy is fundamental and may not be changed without the approval of the investors in Cash Reserves Portfolio. Bank obligations include, but are not limited to, negotiable certificates of deposit, bankers' acceptances and fixed time deposits. Cash Reserves Portfolio limits its investments in U.S. bank obligations (including their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party.

        U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

        Cash Reserves Portfolio limits its investments in non-U.S. bank obligations (i.e., obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets;
    (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Adviser, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Cash Reserves Portfolio does not purchase any bank obligation of the Adviser or an affiliate of the Adviser.

        Since Cash Reserves Portfolio may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in Cash Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

        The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Cash Reserves Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Cash Reserves Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

        U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Cash Reserves Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

        Non-U.S. banks in whose obligations Cash Reserves Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

        (2) Obligations of, or guaranteed by, non-U.S. governments. Cash Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in paragraph (1) above in connection with the purchase of non-U.S. bank obligations.


        (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Adviser under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.


        (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

        (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to the Portfolio's custodian or a subcustodian either physically or in book entry form and the collateral is marked to the market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. If the vendor of a repurchase agreement becomes bankrupt, Cash Reserves Portfolio might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral. The Portfolio may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The Portfolio will not enter into any repurchase agreements with the Adviser or an affiliate of the Adviser. The restrictions and procedures described above which govern the Portfolio's investment in repurchase agreements are designed to minimize the Portfolio's risk of losses in making those investments. (See "Repurchase Agreements.")

        (6) Asset-backed securities, which may include securities such as Certificates for Automobile Receivables ("CARS") and Credit Card Receivable Securities ("CARDS"), as well as other asset-backed securities. CARS represent fractional interests in pools of car installment loans, and CARDS represent fractional interests in pools of revolving credit card receivables. The rate of return on asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. (See "Asset-Backed Securities.")

    Cash Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

ASSET-BACKED SECURITIES

    As set forth above, Cash Reserves Portfolio may purchase asset-backed securities that represent fractional interests in pools of retail installment loans, both secured (such as CARS) and unsecured, or leases or revolving credit receivables, both secured and unsecured (such as CARDS). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

    Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Reinvestment of principal may occur at higher or lower rates than the original yield. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the Portfolio because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Cash Reserves Portfolio may invest in other asset-backed securities.

                       U.S. TREASURY RESERVES PORTFOLIO


    U.S. Treasury Reserves Portfolio seeks its investment objective by investing in obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and in issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two NRSRO's assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser under procedures approved by the Board of Trustees) and are determined by the Adviser under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. U.S. Treasury Reserves Portfolio may hold uninvested cash reserves pending investment.


                         TAX FREE RESERVES PORTFOLIO

    Tax Free Reserves Portfolio seeks its investment objectives by investing primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of states and municipal governments, and their authorities, agencies, instrumentalities and political subdivisions and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation interests in such obligations issued by banks, insurance companies or other financial institutions. (These securities, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred to herein as "Municipal Obligations.") In determining the tax status of interest on Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer. Although the Portfolio will attempt to invest 100% of its assets in Municipal Obligations, the Portfolio reserves the right to invest up to 20% of its total assets in securities the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. The Portfolio invests more than 25% of its assets in participation certificates issued by banks in industrial development bonds and other Municipal Obligations. In view of this "concentration" in bank participation certificates, an investment in Tax Free Reserves shares should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Instruments and Participation Interests" below.) Tax Free Reserves Portfolio may hold uninvested cash reserves pending investment. Tax Free Reserves Portfolio's investments may include "when-issued" or "forward delivery" Municipal Obligations, stand-by commitments and taxable repurchase agreements.

    As a non-diversified investment company, Tax Free Reserves Portfolio is not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of its assets in one or relatively few issuers. This concentration may present greater risks than in the case of a diversified company. However, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify under current law, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's total assets must be represented by cash, U.S. goverment securities, investment company securities and other securities limited in respect of any one issuer (or related issuers) to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities, other than U.S. government securities, of one issuer (or related issuers).

    Tax Free Reserves Portfolio may invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.


    All investments by Tax Free Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the Portfolio's securities (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held by Tax Free Reserves Portfolio are deemed to be the longer of the notice period, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days. (See "Variable Rate Instruments and Participation Interests" below.) All investments by Tax Free Reserves Portfolio are "eligible securities," that is, rated in one of the two highest rating categories for short-term obligations by at least two NRSROs assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser under procedures approved by the Board of Trustees on the basis of its credit evaluation of the obligor or of the bank issuing a participation interest, letter of credit or guarantee, or insurance issued in support of the Municipal Obligations or participation interests. (See "Variable Rate Instruments and Participation Interests" below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. (See "Ratings of Municipal Obligations" in the Appendix to this Statement of Additional Information.)


    The Portfolio's fundamental policy to invest at least 80% of its assets, under normal circumstances, in certain Municipal Obligations is described below in "Municipal Obligations."

MUNICIPAL OBLIGATIONS

    As a fundamental policy, Tax Free Reserves Portfolio invests at least 80% of its assets, under normal circumstances, in:


        (1) Municipal bonds with remaining maturities of one year or less that are rated within the Aaa or Aa categories at the date of purchase by Moody's or within the AAA or AA categories by Standard & Poor's or Fitch IBCA, Inc. ("Fitch") or, if not rated by these rating agencies, are of comparable quality as determined by the Adviser under procedures approved by the Board of Trustees on the basis of the credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance issued in support of the bonds or the participation interests.

        (2) Municipal notes with remaining maturities of one year or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1 or F-2 by Fitch or, if not rated by these rating agencies, are of comparable quality as determined by the Adviser under procedures approved by the Board of Trustees. The principal kinds of municipal notes are tax and revenue anticipation notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency.

        (3) Municipal commercial paper that is rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1 or F-2 by Fitch or, if not rated by these rating agencies, is of comparable quality as determined by the Adviser under procedures approved by the Board of Trustees. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

    Subsequent to its purchase by Tax Free Reserves Portfolio, a rated Municipal Obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event requires sale of such Municipal Obligation by the Portfolio (other than variable rate instruments which must be sold if they are not "high quality"), but the Adviser considers such event in determining whether the Portfolio should continue to hold the Municipal Obligation. To the extent that the ratings given to the Municipal Obligations or other securities held by Tax Free Reserves Portfolio are altered due to changes in any of the Moody's, Standard & Poor's or Fitch ratings systems (see the Appendix to this Statement of Additional Information for an explanation of these rating systems), the Adviser adopts such changed ratings as standards for its future investments in accordance with the investment policies contained above and in the Prospectus for Tax Free Reserves. Certain Municipal Obligations issued by instrumentalities of the U.S. government are not backed by the full faith and credit of the U.S. Treasury but only by the creditworthiness of the instrumentality. Tax Free Reserves Portfolio's Board of Trustees has determined that any Municipal Obligation that depends directly, or indirectly through a government insurance program or other guarantee, on the full faith and credit of the U.S. government is considered to have a rating in the highest category. Where necessary to ensure that the Municipal Obligations are "eligible securities" (e.g., within the two highest ratings assigned by Moody's, Standard & Poor's or Fitch or, if not rated, are of comparable quality as determined by the Adviser under procedures approved by the Board of Trustees), or where the obligations are not freely transferable, Tax Free Reserves Portfolio will require that the obligation to pay the principal and accrued interest be backed by an unconditional irrevocable bank letter of credit, a guarantee, insurance policy or other comparable undertaking of an approved financial institution.


    MUNICIPAL BONDS. Municipal bonds are debt obligations of states, cities, municipalities and municipal agencies and authorities which generally have a maturity at the time of issuance of one year or more and which are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, refunding outstanding obligations or obtaining funds for institutions and facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The principal of and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

    In addition, certain kinds of private activity bonds ("PABs") are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities, such as warehouse, office, plant and store facilities and environmental and pollution control facilities. PABs are, in most cases, revenue bonds. The payment of the principal and interest on PABs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. Many PABs may not be readily marketable; however, it is expected that the PABs or the participation certificates in PABs purchased by the Portfolio will have liquidity because they generally will be supported by demand features to "high quality" banks, insurance companies or other financial institutions.

    Municipal bonds may be issued as "zero coupon" obligations. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Because zero-coupon bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. Tax Free Reserves Portfolio is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though zero-coupon bonds do not pay current interest in cash. Thus, it may be necessary at times for the Portfolio to liquidate investments in order to satisfy its dividend requirements.

    MUNICIPAL NOTES. There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes ("TRANs"); Tax Anticipation Notes ("TANs"); Revenue Anticipation Notes ("RANs"); and Bond Anticipation Notes ("BANs"). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.

    For an explanation of the ratings of Municipal Obligations by Moody's, Standard & Poor's and Fitch, see the Appendix to this Statement of Additional Information.

    MUNICIPAL LEASE OBLIGATIONS. Participations in municipal leases are undivided interests in a portion of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. Municipal lease obligations are deemed to be illiquid unless otherwise determined by the Board of Trustees.

VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS

    Tax Free Reserves Portfolio may purchase variable rate instruments and participation interests. Variable rate instruments that the Portfolio may purchase are tax-exempt Municipal Obligations (including municipal notes and municipal commercial paper) that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or "putting" such instrument to a third party.

    The variable rate instruments in which Tax Free Reserves Portfolio's assets may be invested are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. An unrated variable rate instrument may be determined to meet the Portfolio's high quality criteria if it is backed by a letter of credit or guarantee or a right to tender or put the instrument to a third party or is insured by an insurer that meets the high quality criteria for the Portfolio discussed above or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality," no credit support from a bank or other financial institution will be necessary. Each unrated variable rate instrument will be evaluated on a quarterly basis to determine that it continues to meet Tax Free Reserves Portfolio's high quality criteria.


    Variable rate instruments in which Tax Free Reserves Portfolio may invest include participation interests in variable rate, tax-exempt Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying Municipal Obligations may be fixed, the terms of the participation interest may result in the Portfolio receiving a variable rate on its investment. A participation interest gives Tax Free Reserves Portfolio an undivided interest in the Municipal Obligation in the proportion that the Portfolio's participation bears to the total principal amount of the Municipal Obligation and provides the liquidity feature. Each participation may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company that has been determined by the Adviser under procedures approved by the Board of Trustees to meet the prescribed quality standards of Tax Free Reserves Portfolio. Tax Free Reserves Portfolio has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the Portfolio's participation in the security, plus accrued interest. Tax Free Reserves Portfolio intends to exercise the liquidity feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Portfolio in order to facilitate withdrawals from the Portfolio, or (3) to maintain a high quality investment portfolio. In some cases, this liquidity feature may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Portfolio's high credit standards at the time of purchase of the participation interest. Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased on behalf of Tax Free Reserves Portfolio. With respect to insurance, Tax Free Reserves Portfolio will attempt to have the issuer of the participation interest bear the cost of the insurance, although the Portfolio may also purchase insurance, in which case the cost of insurance will be an expense of the Portfolio. The Adviser has been instructed by the Trust's Board of Trustees to monitor continually the pricing, quality and liquidity of the variable rate instruments held by Tax Free Reserves Portfolio, including the participation interests, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Portfolio may subscribe. Although participation interests may be sold, Tax Free Reserves Portfolio intends to hold them until maturity, except under the circumstances stated above. Participation interests may include municipal lease obligations. Purchase of a participation interest may involve the risk that the Portfolio will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid on that Municipal Obligation.


    Periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted to attempt to deal with them, have brought wide fluctuations in interest rates. When interest rates rise, the value of fixed income securities generally falls; and vice versa. While this is true for variable rate instruments generally, the variable rate nature of the underlying instruments should minimize these changes in value. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed interest rate securities. Because the adjustment of interest rates on the variable rate instruments is made in relation to movements of various interest rate adjustment indices, the variable rate instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

    Because of the variable rate nature of the instruments, when prevailing interest rates decline Tax Free Reserves Portfolio's yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, Tax Free Reserves Portfolio's yield will increase and its shareholders will have reduced risk of capital depreciation.

    For purposes of determining whether a variable rate instrument held by Tax Free Reserves Portfolio matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of
(1) the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument after notice or (2) the period remaining until the instrument's next interest rate adjustment, except that an instrument issued or guaranteed by the U.S. government or any agency thereof shall be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate. The maturity of a variable rate instrument will be determined in the same manner for purposes of computing the Portfolio's dollar-weighted average portfolio maturity.

    In view of the "concentration" of Tax Free Reserves Portfolio in bank participation interests in Municipal Obligations secured by bank letters of credit or guarantees, an investment in Tax Free Reserves should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

"WHEN-ISSUED" SECURITIES

    Tax Free Reserves Portfolio may purchase securities on a "when-issued" or "forward delivery" basis. New issues of certain Municipal Obligations frequently are offered on a "when-issued" or "forward delivery" basis. The payment obligation and the interest rate that will be received on the Municipal Obligations are each fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the Municipal Obligations, takes place beyond customary settlement time (but normally within 45 days after the date of the Portfolio's commitment to purchase). Although Tax Free Reserves Portfolio will only make commitments to purchase "when-issued" or "forward delivery" Municipal Obligations with the intention of actually acquiring them, the Portfolio may sell these securities before the settlement date if deemed advisable by the Adviser.

    Municipal Obligations purchased on a "when-issued" or "forward delivery" basis and the securities held in Tax Free Reserves Portfolio's portfolio are subject to changes in value based upon the market's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. The value of these Municipal Obligations and securities generally change in the same way, that is, both experience appreciation when interest rates decline and depreciation when interest rates rise. Purchasing Municipal Obligations on a "when-issued" or "forward delivery" basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. A segregated account of Tax Free Reserves Portfolio consisting of cash or liquid debt securities equal to the amount of the "when-issued" or "forward delivery" commitments will be established at the Portfolio's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of the Portfolio's commitments. On the settlement date of the "when-issued" or "forward delivery" securities, Tax Free Reserves Portfolio's obligations will be met from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although not normally expected, from sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or lesser than the Portfolio's payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal income tax. An increase in the percentage of the Portfolio's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

STAND-BY COMMITMENTS

    When Tax Free Reserves Portfolio purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. Tax Free Reserves Portfolio also may acquire stand-by commitments from broker-dealers. Under the stand-by commitment, a bank or broker-dealer agrees to purchase at the Portfolio's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option acquired by Tax Free Reserves Portfolio with respect to a particular Municipal Obligation held in the Portfolio's portfolio.

    The amount payable to Tax Free Reserves Portfolio upon the exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Portfolio. Absent unusual circumstances relating to a change in market value, the Portfolio would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. Tax Free Reserves Portfolio values stand-by commitments at zero for purposes of computing the value of its net assets.

    The stand-by commitments that Tax Free Reserves Portfolio may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised and the fact that the commitment is not marketable by the Portfolio and the maturity of the underlying security will generally be different from that of the commitment.

REPURCHASE AGREEMENTS

    Tax Free Reserves Portfolio may invest its assets in instruments subject to repurchase agreements. Repurchase agreements are described in more detail below. (See "Repurchase Agreements.")

TAXABLE SECURITIES

    Although Tax Free Reserves Portfolio attempts to invest 100% of its net assets in tax-exempt Municipal Obligations, the Portfolio may invest up to 20% of the value of its net assets in securities of the kind described below, the interest income on which is subject to federal income tax. Circumstances in which Tax Free Reserves Portfolio may invest in taxable securities include the following: (a) pending investment in the type of securities described above; (b) to maintain liquidity for the purpose of meeting anticipated withdrawals; and
(c) when, in the opinion of the Portfolio's investment adviser, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. The kinds of taxable securities in which Tax Free Reserves Portfolios' assets may be invested are limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. government or its agencies, instrumentalities or authorities; (2) commercial paper rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch;
(3) certificates of deposit of U.S. banks with assets of $1 billion or more; and
(4) repurchase agreements with respect to any Municipal Obligations or obligations of the U.S. governmentt or its agencies, instrumentalities, or authorities. Tax Free Reserves Portfolio's assets may also be invested in Municipal Obligations which are subject to an alternative minimum tax.

REPURCHASE AGREEMENTS

    Each of the Funds and Portfolios (other than U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, which may not invest in repurchase agreements) may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Funds shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or subcustodian shall have control of the collateral, which the Adviser believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Adviser believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Funds. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Funds. A Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.

LENDING OF SECURITIES

    Consistent with applicable regulatory requirements and in order to generate income, each of the Funds and Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund or Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive compensation based on investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides a Fund or Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Fund or Portfolio a fee for use of the borrowed securities. The Fund or Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund or Portfolio could suffer loss if the borrower terminates the loan and the Fund or Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Adviser determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 33 1/3% of the value of its net assets.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

    Each Fund and Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund or Portfolio to sell them promptly at an acceptable price.

                           INVESTMENT RESTRICTIONS

    The Trust, on behalf of the Funds, and the Portfolios have each adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding shares" of the applicable Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or Portfolio are present or represented by proxy, or
(ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

    Whenever the Trust is requested to vote on a change in the investment restrictions or fundamental policies of a Portfolio in which a Fund invests, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by the shareholders. Each Fund will vote the shares held by its shareholders who do not give voting instructions in the same proportion as the shares of that Fund's shareholders who do give voting instructions. Shareholders of the Funds who do not vote will have no effect on the outcome of these matters.

    Neither the Trust, on behalf of a Fund, nor a Portfolio may:

        (1) borrow money, except that as a temporary measure for extraordinary or emergency purposes either the Trust or the Portfolio may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund or the Portfolio, respectively, including the amount borrowed (moreover, neither the Trust (on behalf of the Fund) nor the Portfolio may purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund or the Portfolio, respectively (taken in each case at market value)) (it is intended that the Fund and the Portfolio would borrow money only from banks and only to accommodate requests for the repurchase of shares of the Fund or the withdrawal of all or a portion of a beneficial interest in the Portfolio while effecting an orderly liquidation of securities);

        (2) purchase any security or evidence of interest therein on margin, except that either the Trust, on behalf of the Fund, or the Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of securities;

        (3) underwrite securities issued by other persons, except that all the assets of the Fund may be invested in the Portfolio and except insofar as either the Trust or the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 in selling a security;

        (4) make loans to other persons except (a) through the lending of securities held by either the Fund or the Portfolio, but not in excess of 33 1/3% of the Fund's or the Portfolio's net assets, as the case may be,
    (b) through the use of repurchase agreements (or, in the case of Liquid Reserves, Cash Reserves Portfolio and Tax Free Reserves Portfolio, fixed time deposits) or the purchase of short term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this paragraph 4 the purchase of a portion of an issue of debt securities which is part of an issue to the public (and in the case of Tax Free Reserves, Tax Free Reserves Portfolio, Liquid Reserves and Cash Reserves Portfolio, short term commercial paper) shall not be considered the making of a loan;

        (5) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust on behalf of each Fund and the Portfolio reserve the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund or the Portfolio);

        (6) in the case of Liquid Reserves, purchase securities of any one issuer (other than obligations of the U.S. government, its agencies or instrumentalities, which may be purchased without limitation) if immediately after such purchase more than 5% of the value of its assets would be invested in the securities of such issuer (provided, however, that the Trust may invest, on behalf of Liquid Reserves, all of its assets in a diversified, open-end management investment company with substantially the same investment objectives, policies and restrictions as the Fund);

        (7) in the case of U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, concentrate its investment in any particular industry; provided that nothing in this Investment Restriction is intended to affect the ability to invest 100% of U.S. Treasury Reserves' assets in U.S. Treasury Reserves Portfolio;

        (8) in the case of Tax Free Reserves, Tax Free Reserves Portfolio, Liquid Reserves and Cash Reserves Portfolio, concentrate its investments in any particular industry, but, if it is deemed appropriate for the achievement of its investment objective, up to 25% of the assets of Tax Free Reserves, Tax Free Reserves Portfolio, Liquid Reserves or Cash Reserves Portfolio, respectively (taken at market value at the time of each investment) may be invested in any one industry, except that each of Tax Free Reserves Portfolio and Cash Reserves Portfolio will invest at least 25% of its assets and may invest up to 100% of its assets in bank obligations; provided that, if the Trust withdraws the investment of Tax Free Reserves from Tax Free Reserves Portfolio or Liquid Reserves from Cash Reserves Portfolio, the Trust will invest the assets of the applicable Fund in bank obligations to the same extent and with the same reservation as its corresponding Portfolio; and provided, further that nothing in this Investment Restriction is intended to affect Tax Free Reserves' ability to invest 100% of its assets in Tax Free Reserves Portfolio or Liquid Reserves' ability to invest 100% of its assets in Cash Reserves Portfolio; or

        (9) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above.

    For purposes of Investment Restriction (8) above, "bank obligations," when used with respect to Tax Free Reserves and Tax Free Reserve Portfolio, shall include bank participation interests in Municipal Obligations.

DESIGNATION OF ISSUER OF SECURITIES

    For purposes of the investment restrictions described above for Tax Free Reserves and Tax Free Reserves Portfolio, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity would be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable Securities and Exchange Commission ("SEC") rules, be considered a separate security and could be treated as an issue of such government, other entity or bank.

PERCENTAGE AND RATING RESTRICTIONS

    If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectuses is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a Portfolio or a later change in the rating of a security held by the Fund or the Portfolio is not considered a violation of policy.

                          3. PERFORMANCE INFORMATION

    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield, tax equivalent yield, total rate of return or tax equivalent total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

    From time to time, in reports or other communications to shareholders or in advertising or sales materials, performance of Fund shares may be compared with current or historical performance of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including, but not limited to, Bank Rate Monitor, iMoneyNet's Money Fund Report, Morningstar, Inc. and Thomson Financial Bank Watch. A Fund may also present statistics on current and historical rates of Money Market Deposit Accounts and Statement Savings, Certificates of Deposit
(CDs) and other bank or depository products prepared by outside services such as Bank Rate Monitor, Inc., and compare this performance to the current or historical performance of the Fund. Any given "performance" or performance comparison should not be considered as representative of any performance in the future. In addition, there may be differences between a Fund and the various indexes and products which may be compared to the Fund. In particular, mutual funds differ from bank deposits or other bank products in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, but a fund does not guarantee your principal or your returns, and fund shares are not FDIC insured.

    Each Fund may provide annualized yield and effective yield quotations. The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. Any current yield quotation of a Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses as a result of a Fund's investment in a Portfolio or from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. The effective yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. Any effective yield quotation of a Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

    U.S. Treasury Reserves and Tax Free Reserves may provide tax equivalent yield quotations. The tax equivalent yield refers to the yield that a fully taxable money market fund would have to generate in order to produce an after-tax yield equivalent to that of a Fund. The use of a tax equivalent yield allows investors to compare the yield of the Fund, the dividends from which may be exempt from federal or state personal income tax, with yields of funds the dividends from which are not tax exempt. Any tax equivalent yield quotation of a Fund is calculated as follows: If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt. A Fund also may provide yield, effective yield and tax equivalent yield quotations for longer periods.

    Each Fund may provide its period and average annualized total rates of return. The total rate of return refers to the change in the value of an investment in a Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Period total rate of return may be annualized. An annualized total rate of return assumes that the period total rate of return is generated over a one-year period. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

    U.S. Treasury Reserves and Tax Free Reserves may provide tax equivalent total rates of return. The tax equivalent total rate of return refers to the total rate of return that a fully taxable money market fund would have to generate in order to produce an after-tax total rate of return equivalent to that of a Fund. The use of a tax equivalent total rate of return allows investors to compare the total rates of return of a Fund, the dividends from which may be exempt from federal or state personal income taxes, with the total rates of return of funds the dividends from which are not tax exempt. Any tax equivalent total rate of return quotation of a Fund is calculated as follows: If the entire current total rate of return quotation for such period is tax-exempt, the tax equivalent total rate of return will be the current total rate of return quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current total rate of return quotation is not tax-exempt, the tax equivalent total rate of return will be the sum of (a) that portion of the total rate of return which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the total rate of return which is not tax-exempt.

    Set forth below is total rate of return information, assuming that dividends and capital gains distributions, if any, were reinvested, for each Fund for the periods indicated. Performance results include any applicable fee waivers or expense subsidies in place during the time period, which may cause the results to be more favorable than they would otherwise have been.

                                                           REDEEMABLE VALUE
                                        ANNUALIZED        OF A HYPOTHETICAL
                                          TOTAL           $1,000 INVESTMENT
PERIOD                                RATE OF RETURN   AT THE END OF THE PERIOD
------                                --------------   ------------------------

LIQUID RESERVES
Class A
October 2, 1992 (commencement of
  operations) to August 31, 2000 .....    5.12%               $1,485.00
Five Years ended August 31, 2000 .....    5.63%               $1,315.10
One year ended August 31, 2000 .......    6.05%               $1,060.51

SVB Liquid Reserves Shares ...........    2.14%               $1,021.38
April 21, 2000 (commencement of
  operations) to August 31, 2000.

U.S. TREASURY RESERVES
October 2, 1992 (commencement of
  operations) to August 31, 2000 .....    4.63%               $1,431.05
Five Years ended August 31, 2000 .....    5.05%               $1,279.40
One year ended August 31, 2000 .......    5.38%               $1,053.77

TAX FREE RESERVES
May 21, 1997 (commencement of
  operations) to August 31, 2000 .....    3.44%               $1,117.55
One year ended August 31, 2000 .......    3.74%               $1,037.42

    The annualized yields of Class A shares and SVB Liquid Reserves shares of Liquid Reserves for the seven-day period ended August 31, 2000 were 6.54% and 6.15%, respectively. The effective compound annualized yields of Class A shares and SVB Liquid Reserves shares of Liquid Reserves for such period were 6.76% and 6.33%, respectively. The annualized yield of U.S. Treasury Reserves for the seven-day period ended August 31, 2000 was 5.83%. The effective compound annualized yield of U.S. Treasury Reserves for such period was 6.00%, and the annualized tax equivalent yield of U.S. Treasury Reserves for such period was 6.57% (assuming a combined state and local tax rate of 11.307% for New York City residents). The annualized yield of Tax Free Reserves for the seven-day period ended August 31, 2000 was 4.05%. The effective compounded annualized yield of Tax Free Reserves for such period was 4.13%, and the annualized tax equivalent yield of U.S. Tax Free Reserves for such period was 6.71% (assuming a federal tax bracket of 39.60%).

    For advertising and sales purposes, Liquid Reserves will generally use the performance of Class A shares. All outstanding Liquid Reserves shares were designated Class A shares on March 31, 2000. If the performance of SVB Liquid Reserves Shares is used for advertising and sales purposes, performance after class inception on March 31, 2000 will be actual performance, while performance prior to that date will be Liquid Reserves Class A performance. SVB Liquid Reserves Shares' performance generally would have been lower than Class A performance, had the SVB Liquid Reserves Shares been offered for the entire period, because the expenses attributable to SVB Liquid Reserves Shares are higher than the expenses attributable to the Class A shares of Liquid Reserves.

                     4. DETERMINATION OF NET ASSET VALUE

    The net asset value of each share of the Funds is determined for U.S. Treasury Reserves and Tax Free Reserves and for each class of shares of Liquid Reserves on each day on which the New York Stock Exchange is open for trading. This determination is normally made once during each such day as of 3:00 p.m., Eastern time, for Liquid Reserves and 12:00 noon, Eastern time, for the other Funds, by dividing the value of each Fund's net assets (i.e., the value of its assets, including its investment in a Portfolio, less its liabilities, including expenses payable or accrued) by the number of the Fund's shares outstanding at the time the determination is made. For Liquid Reserves this determination will be made with respect to each class of shares of that Fund. On days when the financial markets in which the Funds invest close early, each Fund's net asset value is determined as of the close of these markets if such time is earlier than the time at which the net asset value is normally calculated. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.

    The value of a Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund's investment in the corresponding Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

    The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the Trust's or applicable Portfolio's Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

    Pursuant to the rules of the SEC, the Trust's and the Portfolios' Boards of Trustees have established procedures to stabilize the value of the Funds' and Portfolios' net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for a Fund or Portfolio, the Trust's or applicable Portfolio's Board of Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Funds and Portfolios maintain a dollar-weighted average maturity of 90 days or less, do not purchase any instrument with a remaining maturity greater than 397 days or (in the case of all Funds and Portfolios other than U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio which may not invest in repurchase agreements) subject to a repurchase agreement having a duration of greater than 397 days, limit their investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Adviser to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Trust and Portfolios also have established procedures to ensure that securities purchased by the Funds and Portfolios meet high quality criteria. (See "Investment Objectives, Policies and Restrictions -- Investment Policies.")

    Because of the short-term maturities of the portfolio investments of each Fund, the Funds do not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Funds' shareholders annually after the close of each Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short-term capital gains more frequently then annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

    It is expected that each Fund will have a positive net income at the time of each determination thereof. If for any reason a Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

    Subject to compliance with applicable regulations, the Trust and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    Shareholders may redeem Fund shares by sending written instructions in proper form to the Funds' sub-transfer agent or, if they held their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the sub-transfer agent, or, if they are customers of a Service Agent, that Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Funds, the sub-transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund, the sub-transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

    The Trust and the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

      5. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF FUND SHARES

    As described in the Prospectuses for the Fund, Liquid Reserves offers two classes of shares - Class A shares and SVB Liquid Reserves Shares.

    Each class of shares of Liquid Reserves represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

    Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

CLASS A SHARES OF LIQUID RESERVES

    You may purchase Class A shares of Liquid Reserves at a public offering price equal to the applicable net asset value per share. Class A shares are also subject to an annual distribution fee of up to 0.10%. See "Distributor."

SVB LIQUID RESERVES SHARES

    SVB Liquid Reserves Shares may be purchased by customers of Silicon Valley Bank at a public offering price equal to the applicable net asset value per share. SVB Liquid Reserves Shares are also subject to an annual distribution/ service fee of up to 0.60%. See "Distributor."

    Each Service Agent has agreed to transmit to its customers who hold SVB Liquid Reserves Shares appropriate prior written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders of its customers. If you hold your shares through a Service Agent, your Service Agent is the shareholder of record for the SVB Liquid Reserves Shares you own.

                                6. MANAGEMENT

    Each Fund and Portfolio is supervised by a Board of Trustees. In each case, a majority of the Trustees are not affiliated with the Adviser. In addition, a majority of the disinterested Trustees of the Funds are different from a majority of the disinterested Trustees of their corresponding Portfolios.


    The Trustees and officers of the Trust and the Portfolios, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio. Unless otherwise indicated below, the address of each Trustee and officer is 388 Greenwich Street, New York, New York 10013. The address of Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio is 388 Greenwich Street, New York, New York 10013.


TRUSTEES OF THE TRUST



RILEY C. GILLEY; 74 -- Vice President and General Counsel, Corporate Property Investors (November, 1988 to December, 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December, 1987).

DIANA R. HARRINGTON; 60 -- Professor, Babson College (since 1994); Trustee, The Highland Family of Funds (March, 1997 to March, 1998).

SUSAN B. KERLEY; 49 -- President, Global Research Associates, Inc. (Investment Research) (since September, 1990); Trustee, Mainstay Institutional Funds (since December, 1990).

TRUSTEES OF THE PORTFOLIOS

ELLIOTT J. BERV; 57 -- President and Chief Executive Officer, Catalyst, Inc. (Management Consultants) (since June, 1992); President and Director, Elliott
J. Berv & Associates (Management Consultants) (since May, 1984); Chief Executive Officer, Rocket City Enterprises (Consulting, Publishing, Internet Services) (since January 2000).



RILEY C. GILLEY; 74 -- Vice President and General Counsel, Corporate Property Investors (November, 1988 to December, 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December, 1987).

WALTER E. ROBB, III; 74 -- President, Benchmark Consulting Group, Inc. (since
1991); Principal, Robb Associates (Corporate Financial Advisors) (since 1978); President and Treasurer, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since 1989); Trustee of certain registered investment companies in the MFS Family of Funds (since 1985).

OFFICERS OF THE TRUST AND THE PORTFOLIOS


HEATH B. McLENDON*; 67 - President of the Trust and the Portfolios; Chairman, President, and Chief Executive Officer of SSB Citi Fund Management LLC ("SSB Citi") (since March 1996); Managing Director of Salomon Smith Barney (since August 1993); President of Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of seventy-one investment companies associated with Salomon Smith Barney. His address is 7 World Trade Center, New York, New York 10048.

LEWIS E. DAIDONE*; 43 - Senior Vice President and Treasurer of the Trust and the Portfolios; Managing Director of Salomon Smith Barney; Chief Financial Officer of the Smith Barney mutual funds; Treasurer and Senior Vice President or Executive Vice President of sixty-one investment companies associated with Citigroup; Director and Senior Vice President of SSB Citi and TIA.
His address is 125 Broad Street, New York, New York  10004.

IRVING DAVID*; 40 - Controller of the Trust and the Portfolios; Director of Salomon Smith Barney; formerly Assistant Treasurer of First Investment Management Company. Controller or Assistant Treasurer of fifty-three investment companies associated with Citigroup. His address is 125 Broad Street, New York, New York 10004.

FRANCES GUGGINO*; 43 - Assistant Controller of the Trust and the Portfolios; Vice President of Citibank since February, 1991.

PAUL BROOK*; 46 - Assistant Controller of the Trust and the Portfolios;
Director of Salomon Smith Barney; Controller or Assistant Treasurer of forty-three investment companies associated with Citigroup; from 1997-1998 Managing Director of AMT Capital Services Inc.; prior to 1997 Partner with Ernst & Young LLP. His address is 125 Broad Street, New York, New York 10004.

ANTHONY PACE*; 35; Assistant Treasurer of the Trust and the Portfolios. Mr. Pace is Vice President - Mutual Fund Administration for Salomon Smith Barney Inc. Since 1986, when he joined the company as a Fund Accountant, Mr. Pace has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

MARIANNE MOTLEY*; 41 -- Assistant Treasurer of the Trust and the Portfolios.
Ms. Motley is Director - Mutual Fund Administration for Salomon Smith Barney Inc. Since 1994, when she joined the company as a Vice President, Ms. Motley has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

ROBERT I. FRENKEL, ESQ.*; 46 -- Secretary of the Trust and the Portfolios. Mr. Frenkel is a Managing Director and General Counsel - Global Mutual Funds for SSB Citi Asset Management Group. Since 1994, when he joined Citibank as a Vice President and Division Counsel, he has been responsible for legal affairs relating to mutual funds and other investment products.

THOMAS C. MANDIA, ESQ.*; 38 -- Assistant Secretary of the Trust and the Portfolios. Mr. Mandia is a Vice President and Associate General Counsel for SSB Citi Asset Management Group. Since 1992, he has been responsible for legal affairs relating to mutual funds and other investment products.

ROSEMARY D. EMMENS, ESQ.*; 31 -- Assistant Secretary of the Trust and the Portfolios. Ms. Emmens has been a Vice President and Associate General Counsel of SSB Citi Asset Management Group since 1998, where she has been responsible for legal affairs relating to mutual funds and other investment products. Before joining Citibank, Ms. Emmens was Counsel at The Dreyfus Corporation since 1995.

HARRIS GOLDBLAT, ESQ.*; 31 -- Assistant Secretary of the Trust and the Portfolios. Mr. Goldblat has been an Associate General Counsel at SSB Citi Asset Management Group since April 2000, where he has been responsible for legal affairs relating to mutual funds and other investment products. From June 1997 to March 2000, he was an associate at the law firm of Stroock & Stroock & Lavan LLP, New York City, and from September 1996 to May 1997, he was an associate at the law firm of Sills Cummis Radin Tischman Epstein & Gross, Newark, NJ. From August 1995 to September 1996, Mr. Goldblat served as a law clerk to the Honorable James M. Havey, P.J.A.D., in New Jersey.


                                                   TRUSTEES COMPENSATION TABLE

                                                   AGGREGATE             AGGREGATE            AGGREGATE
                                                 COMPENSATION          COMPENSATION          COMPENSATION      TOTAL COMPENSATION
                                                     FROM                FROM U.S.             FROM TAX          FROM THE TRUST
TRUSTEE                                       LIQUID RESERVES(1)   TREASURY RESERVES(1)    FREE RESERVES(1)    AND COMPLEX(1)(2)
-------                                       ------------------   --------------------    ----------------    -----------------


Riley C. Gilley .............................       $ 6,664               $ 1,839              $ 1,458              $70,500
Diana R. Harrington .........................       $19,958               $ 3,104              $ 1,772              $67,500
Susan B. Kerley .............................       $19,191               $ 3,027              $ 1,758              $66,000

------------
(1) For the fiscal year ended August 31, 2000.
(2) Mr. Gilley and Mses. Harrington and Kerley are trustees of 31, 26 and 26 Funds, respectively, of the family of open-end registered investment companies advised or managed by Citibank.

    As of December 15, 2000, all Trustees and officers as a group owned less than 1% of each Fund's outstanding shares. As of the same date, more than 95% of the outstanding shares of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves were held of record by Citibank or an affiliate, as a Service Agent of the Funds, for the accounts of their respective clients.

    As of December 13, 1999, the following shareholders were known by the Adviser to own 5% or more of the outstanding voting securities of CitiFunds Institutional Liquid Reserves: Continental Grain Company, 277 Park Avenue, New York, NY 10172-0003 (6.53%); Sun Microsystems, Inc., 2550 Garcia Avenue, Mountain View CA 94043-1100 (5.31%); Hewlett-Packard, 3000 Hanover Street, Palo Alto CA 94394-1112 (7.29%); Westvaco Corporation, 299 Park Avenue, New York, NY 10171-0002 (5.81%). Also as of December 13, 1999, the following shareholders were known by the Adviser to own 5% or more of the outstanding voting securities of CitiFunds Institutional U.S. Treasury Reserves: Beth Israel Deaconess
Medical Center, 330 Brookline Avenue, Boston, MA 02215-5400 (9.08%); Helmsley Enterprises Inc., 230 Park Avenue, New York, NY 10169-0699 (36.45%). A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.


    The Declaration of Trust of each of the Trust and the Portfolios provides that the Trust or such Portfolio, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or such Portfolio, as the case may be, unless, as to liability to the Trust or such Portfolio or its respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or such Portfolio, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust or such Portfolio, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

ADVISER

    Citibank manages the assets of each Portfolio pursuant to separate investment advisory agreements (the "Advisory Agreements"). Subject to such policies as the Board of Trustees of a Portfolio may determine, the Adviser manages the securities of the Portfolio and makes investment decisions for the Portfolio. The Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolios' investments and effecting securities transactions for each Portfolio. Each of the Advisory Agreements will continue in effect as long as such continuance is specifically approved at least annually by the Board of Trustees of the applicable Portfolio or by a vote of a majority of the outstanding voting securities of the applicable Portfolio, and, in either case, by a majority of the Trustees of the applicable Portfolio who are not parties to such Advisory Agreement or interested persons of any party to the Advisory Agreements, at a meeting called for the purpose of voting on the Advisory Agreement.

    Each of the Advisory Agreements provides that the Adviser may render services to others. Each Advisory Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the applicable Portfolio when authorized either by a vote of a majority of the outstanding voting securities of the applicable Portfolio or by a vote of a majority of the Board of Trustees of the applicable Portfolio, or by the Adviser on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.

    For its services under the Advisory Agreements, Citibank receives investment advisory fees, which are accrued daily and paid monthly, of 0.15% of Cash Reserves Portfolio's and U.S. Treasury Reserves Portfolio's average daily net assets and 0.20% of Tax Free Reserves Portfolio's average daily net assets, in each case on an annualized basis for the Portfolio's then-current fiscal year. Citibank has voluntarily agreed to waive a portion of its investment advisory fee.

    CASH RESERVES PORTFOLIO: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid from Cash Reserves Portfolio to Citibank under the Advisory Agreement, after waivers, were $6,739,206, $9,422,276 and $11,359,641, respectively.

    U.S. TREASURY RESERVES PORTFOLIO: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid from U.S. Treasury Reserves Portfolio to Citibank under the Advisory Agreement, after waivers, were $578,350, $614,718 and $858,454, respectively.

    TAX FREE RESERVES PORTFOLIO: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to Citibank under the Advisory Agreement, after waivers, were $659,288, $824,462 and $746,484, respectively.

    Citibank and its affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Adviser has informed the Funds that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Citibank or in the possession of any affiliate of Citibank.

ADMINISTRATORS


    Pursuant to Administrative Services Agreements (the "Administrative Services Agreements"), SSB Citi provides the Trust and the Portfolios with general office facilities and supervises the overall administration of the Trust and the Portfolios including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust and the Portfolios; the preparation and filing of all documents required for compliance by the Trust and the Portfolios with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust and the Portfolios. SSB Citi provides persons satisfactory to the Board of Trustees of the Trust and the Portfolios to serve as Trustees and officers of the Trust and the Portfolios. Such Trustees and officers may be directors, officers or employees of SSB Citi or its affiliates.

    For these services, SSB Citi receives fees accrued daily and paid monthly of 0.35% of the average daily net assets of each Fund and 0.05% of the assets of each Portfolio, in each case on an annualized basis for the Fund's or the Portfolio's then-current fiscal year. For the period September 1, 2000 through December 31, 2001, SSB Citi has agreed to partially waive its fees payable under the Trust's Administrative Services Agreement with respect to the Funds such that, after such waiver, its fee will be, on a annualized basis, equal to 0.10% of the average daily assets of each Fund. In addition, SSB Citi may voluntarily agree to waive a portion of the fees payable to it.

    LIQUID RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to CFBDS, the former administrator, from Liquid Reserves under a prior Administrative Services Agreement, after waivers, were $2,731,366, $3,286,986 and $3,379,323, respectively. For the fiscal years ended August 31, 1998, 1999 and 2000, the fees payable to Signature Financial Group (Cayman) Ltd., the former administrator of Cash Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived.

    U.S. TREASURY RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid from U.S. Treasury Reserves to CFBDS, the former administrator, under a prior Administrative Services Agreement, after waivers, were $299,208, $269,434 and $789,249, respectively. For the fiscal years ended August 31, 1998, 1999 and 2000, the fees payable to CFBDS, the former administrator, under a prior Administrative Services Agreement with U.S. Treasury Reserves Portfolio were voluntarily waived.

    TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, all fees payable from Tax Free Reserves to CFBDS, the former administrator, under a prior Administrative Services Agreement were voluntarily waived. For the fiscal years ended August 31, 1999 and 2000, the fees paid to CFBDS, the former administrator, under a prior Administrative Services Agreement with Tax Free Reserves Portfolio, after waivers, were $128,688 and $30,594, respectively. For the fiscal year ended August 31, 1998, all fees payable to CFBDS, the former administrator, under a prior Administrative Services Agreement with Tax Free Reserves Portfolio were voluntarily waived.


    The Funds use the name "Citi" by agreement with a Citigroup Inc. affiliate. If a Citigroup affiliate ceases to serve as Adviser of the Funds, the Funds will change their respective names so as to delete the word "Citi".


    The Administrative Service Agreements with the Trust and the Portfolios provide that SSB Citi may render administrative services to others. The Administrative Services Agreements with the Trust and the Portfolios continue in effect as to a Fund or Portfolio, as applicable, if such continuance is specifically approved at least annually by the Trust's or the applicable Portfolio's Board of Trustees or by a vote of a majority of the outstanding voting securities of the applicable Fund or Portfolio and, in either case, by a majority of the Trustees of the Trust or Portfolio who are not interested parties of the Trust, Portfolio or SSB Citi. The Administrative Services Agreements with the Trust and the Portfolios terminate automatically if they are assigned and may be terminated as to a Fund or Portfolio by the Trust or the applicable Portfolio without penalty by vote of a majority of the outstanding voting securities of the Fund or Portfolio, as applicable, or by either party thereto on not more than 60 days' nor less than 30 days' written notice. The Administrative Services Agreements with the Trust and the Portfolios also provide that neither SSB Citi nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust or the Portfolios, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administrative Service Agreements.


DISTRIBUTOR

    The Trust has adopted a Distribution Plan (the "Distribution Plan") with respect to U.S. Treasury Reserves, Tax Free Reserves and the Class A shares of Liquid Reserves, and a Service Plan ("Service Plan") with respect to the SVB Liquid Reserve Shares of Liquid Reserves in accordance with Rule 12b-1 under the 1940 Act after having concluded that there is a reasonable likelihood that the Distribution Plan or Service Plan, as applicable, will benefit the Funds and their shareholders. The Distribution Plan provides that the Distributor receives a fee from each of U.S. Treasury Reserves, Tax Free Reserves and the Class A shares of Liquid Reserves at an annual rate not to exceed 0.10% of the average daily net assets of the respective Fund or class, as applicable. The Service Plan provides that the Distributor receives a fee from the SVB Liquid Reserves Shares at an annual rate not to exceed 0.60% of the average daily net assets applicable to that class.

    The Distribution Plan and Service Plan continue in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to such Plan ("Qualified Trustees"). The Distribution Plan and Service Plan require that at least quarterly the Trust and the Distributor provide to the Board of Trustees and the Board of Trustees review a written report of the amounts expended (and the purposes therefor) under the Plan. The Distribution and Service Plans further provide that the selection and nomination of the Trust's Qualified Trustees is committed to the discretion of the Qualified Trustees then in office who are not interested Trustees of the Trust. The Distribution Plan and Service Plan may be terminated with respect to the applicable Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of that Fund (or applicable class with respect to Liquid Reserves). The Distribution and Service Plans may not be amended to increase materially the amount of the Funds' permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the applicable Fund (or applicable class with respect to Liquid Reserves) and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan and Service Plan for a period of not less than six years from the date of the Plan, and for the first two years the Distributor will preserve such copies in an easily accessible place.

    As contemplated by the Distribution Plan and Service Plan, CFBDS acts as the agent of the Funds in connection with the offering of shares of the Funds pursuant to Distribution Agreements (the "Distribution Agreements"). After the prospectuses and periodic reports have been prepared, set in type and mailed to existing shareholders, the Distributor pays for the printing and distribution of copies of the prospectuses and periodic reports which are used in connection with the offering of shares of the Funds to prospective investors. The Prospectuses contain a description of fees payable to the Distributor under the Distribution Agreements. During the period they are in effect, the Distribution Plan, Service Plan and Distribution Agreements obligate the applicable Funds to pay distribution fees to CFBDS as compensation for its distribution activities, not as reimbursement for specific expenses incurred. Thus, even if CFBDS's expenses exceed its distribution fees for any Fund, the Fund will not be obligated to pay more than those fees and, if CFBDS's expenses are less than such fees, it will retain its full fees and realize a profit. Each Fund will pay the distribution fees to CFBDS until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, CFBDS's expenses in excess of distribution fees received or accrued through the termination date will be CFBDS's sole responsibility and not obligations of the Fund. For the period September 1, 2000 through December 31, 2001, CFBDS has agreed to waive all fees payable to it under the Distribution Agreement with respect to U.S. Treasury Reserves, Tax Free Reserves and the Class A shares of Liquid Reserves.

    Fees paid under the Service Plan with respect to SVB Liquid Reserves Shares may be used to make payments to the Distributor for distribution services, to securities dealers and other industry professionals (called Service Agents) that have entered into service agreements with the Distributor and others in respect of the sale of SVB Liquid Reserves Shares, and to other parties in respect of the sale of SVB Liquid Reserves Shares, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The SVB Liquid Reserves Shares also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of SVB Liquid Reserves Shares and/or shareholder services provided.

    LIQUID RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, all fees payable from the Class A shares of Liquid Reserves to the Distributor under the Distribution Agreement were voluntarily waived. For the period from April 21, 2000 (commencement of operations) to August 31, 2000, the SVB Liquid Reserves shares paid $43,569 to the Distributor under the Distribution Agreement after waivers.

    U.S. TREASURY RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, all fees payable from U.S. Treasury Reserves to the Distributor under the Distribution Agreement were voluntarily waived.

    TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000 the fees payable from Tax Free Reserves to the Distributor under the Distribution Agreement were voluntarily waived.

    The Trust, the Portfolios, the Adviser and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

SERVICE AGENTS, TRANSFER AGENT AND CUSTODIAN

    The Trust has adopted an Administrative Services Plan (the "Administrative Plan") relating to U.S. Treasury Reserves, Tax Free Reserves and the Class A shares of Liquid Reserves, which provides that the Trust may obtain the services of an administrator, a transfer agent, a custodian and one or more shareholder servicing agents ("Service Agents"), and may enter into agreements providing for the payment of fees for such services. Under the Administrative Plan, the aggregate of the fee paid to the Administrator from each Fund and the fees paid to the Service Agents from each Fund may not exceed 0.45% of the applicable Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. The Administrative Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Plan requires that the Trust provide to the Trust's Board of Trustees and the Trust's Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Administrative Plan. The Administrative Plan may be terminated at any time with respect to a Fund by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Fund (or Class A shares, in the case of Liquid Reserves). The Administrative Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of a majority of the outstanding voting securities of a Fund (or Class A shares, in the case of Liquid Reserves) and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Trustees.

    The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Service Agent pursuant to which that Service Agent provides shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders. For services provided under each Servicing Agreement, each Service Agent receives fees from each of U.S. Treasury Reserves, Tax Free Reserves and the Class A shares of Liquid Reserves at an annual rate of 0.10% of the average daily net assets of the Fund (or attributable to Class A shares, in the case of Liquid Reserves) represented by shares owned by investors for whom such Service Agent maintains a servicing relationship. Some Service Agents may impose certain conditions on their customers in addition to or different from those imposed by the Funds, such as requiring a minimum initial investment or charging their customers a direct fee for their services. Each Service Agent has agreed to transmit to its customers who are shareholders of a Fund appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to imposition of any transaction fees. For the fiscal years ended August 31, 1998, 1999 and 2000, the aggregate fees payable from Liquid Reserves to Service Agents under the Servicing Agreement were voluntarily waived. For the fiscal years ended August 31, 1998, 1999 and 2000, the aggregate fees payable from U.S. Treasury Reserves to Service Agents under the Servicing Agreements were voluntarily waived. For the fiscal years ended August 31, 1998, 1999 and 2000, all aggregate fees payable from Tax Free Reserves to Service Agents under the Servicing Agreement were voluntarily waived. For the period September 1, 2000 through December 31, 2001, each of the Fund's Shareholder Service Agents have agreed to waive all fees payable under the Servicing Agreements with respect to the Funds.

    The Trust and each Portfolio has entered into a Transfer Agency and Service Agreement with Citi Fiduciary Trust Company ("Citi Fiduciary") pursuant to which Citi Fiduciary acts as transfer agent for each Fund and Portfolio. Under the Transfer Agency and Service Agreement, Citi Fiduciary maintains the shareholder account records for the Funds and Portfolios, handles certain communications between shareholders and the Funds and Portfolios and distributes dividends and distributions payable by the Funds and Portfolios. For these services, Citi Fiduciary receives a monthly fee computed on the bases of the number of shareholder accounts it maintains for a Fund or Portfolio during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citi Fiduciary is 125 Broad Street, New York, New York 10004.

    The Trust and each Portfolio has entered into a Transfer Agency and Service Agreement and a Custodian Agreement with State Street Bank and Trust Company ("State Street") pursuant to which State Street (or its affiliate State Street Canada, Inc.) acts as sub-transfer agent and custodian and performs fund accounting services. State Street (or its affiliate State Street Canada, Inc.) calculates the daily net asset value for the Funds and the Portfolios. Securities held for a Fund or Portfolio may be held by a sub-custodian bank approved by the Trust's or Portfolio's Trustees.


    The Portfolios have also adopted Administrative Services Plans (the "Portfolio Administrative Plans") which provide that the Portfolios may obtain the services of an administrator, a transfer agent and a custodian, and may enter into agreements providing for the payment of fees for such services. Under the Portfolio Administrative Plans, the administrative services fee payable to SSB Citi may not exceed 0.05% of a Portfolio's average daily net assets on an annualized basis for its then-current fiscal year. Each Portfolio Administrative Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Portfolio's Trustees and a majority of the Portfolio's Trustees who are not "interested persons" of the Portfolio and who have no direct or indirect financial interest in the operation of the Portfolio Administrative Plan or in any agreement related to such Plan ("Qualified Trustees"). Each Portfolio Administrative Plan requires that the applicable Portfolio provide to its Board of Trustees and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Portfolio Administrative Plan. Each Portfolio Administrative Plan may be terminated at any time by a vote of a majority of the Portfolio's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the applicable Portfolio. Neither Portfolio Administrative Plan may be amended to increase materially the amount of permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the applicable Portfolio and may not be materially amended in any case without a vote of the majority of both the Portfolio's Trustees and the Portfolio's Qualified Trustees.


                    7.  DEALER COMMISSIONS AND CONCESSIONS

    From time to time, the Funds' Distributor or the Adviser, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds' Distributor or the Adviser may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Funds' Distributor or Adviser may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                          8. PORTFOLIO TRANSACTIONS

    The Portfolios' purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios do not anticipate paying brokerage commissions. Any transaction for which a Portfolio pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

    Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

    Investment decisions for each Portfolio will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, a Portfolio and other investment companies, series or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Fund, Portfolio and for other investment companies or series managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

    Portfolio transactions may be executed with the Adviser, or with any affiliate of the Adviser, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by any Portfolio during the fiscal year ended August 31, 2000 to the Adviser or any affiliate of the Adviser.

           9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    The Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such series into classes. In addition to the Funds, there is currently one other series of the Trust, CitiFunds Institutional Cash Reserves. Each share of each class represents an equal proportionate interest in a Fund with each other share of that class. Upon liquidation or dissolution of a Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Trust reserves the right to create and issue additional series or classes of shares. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon the liquidation or dissolution of the series (except for any differences between classes of shares of a series). Shares of each series are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular series or class, only shares of that series or class are entitled to vote.

    Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no present intention of holding annual meetings of shareholders but the Trust will hold special meetings of a Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of its outstanding shares.

    The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series of the Trust, a Service Agent, may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which it is the holder of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

    The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's or the affected series' outstanding shares would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

    Share certificates will not be issued.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

    Each Portfolio is organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that investors in the Portfolio (e.g., other investment companies (including the corresponding Fund), insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the applicable Portfolio itself was unable to meet its obligations. It is not expected that the liabilities of any Portfolio would ever exceed its assets.

    Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each business day. At 12:00 noon, Eastern time, in the case of Tax Free Reserves Portfolio and U.S. Treasury Reserves Portfolio, and 3:00 p.m., Eastern time, in the case of Cash Reserves Portfolio, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 12:00 noon, Eastern time, for Tax Free Reserves Portfolio and U.S. Treasury Reserves Portfolio, and 3:00 p.m., Eastern time, for Cash Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 12:00 noon, Eastern time, for Tax Free Reserves Portfolio and U.S. Treasury Reserves Portfolio, and 3:00 p.m., Eastern time, for Cash Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 12:00 noon, Eastern time, for Tax Free Reserves Portfolio and U.S. Treasury Reserves Portfolio, and 3:00 p.m., Eastern time, for Cash Reserves Portfolio, on the following business day of the Portfolio.

                      10. CERTAIN ADDITIONAL TAX MATTERS

    Each of the Funds has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of a Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal and state income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders. Each of the Portfolios believes that it will not be required to pay any federal and state income or excise taxes.

    The portion of Tax Free Reserves' distributions of net investment income that is attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend" under the Code and will generally be exempt from federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund's assets consists of tax-exempt securities at the close of each quarter of the Fund's taxable year. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for shareholders under the federal alternative minimum tax, and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. Unless the Fund provides shareholders with actual monthly percentage breakdowns, the percentage of income designated as tax-exempt will be applied uniformly to all distributions by the Fund of net investment income made during each fiscal year of the Fund and may differ from the percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from the Fund on their federal income tax returns.

    Investment income received by Liquid Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Liquid Reserves does not expect to be able to pass through to shareholders any foreign tax credits or deductions with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Liquid Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Liquid Reserves' effective rate of foreign tax in advance since that rate depends upon the proportion of the Cash Reserves Portfolio's assets ultimately invested within various countries.

    Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends received deduction for corporations.

             11. INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

    PricewaterhouseCoopers LLP are the independent and chartered accountants for Liquid Reserves and Cash Reserves Portfolio, respectively, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. Deloitte & Touche LLP are the independent certified public accountants for Tax Free Reserves, Tax Free Reserves Portfolio, U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

    The audited financial statements of Liquid Reserves (Statement of Assets and Liabilities at August 31, 2000, Statement of Operations for the year ended August 31, 2000, Statement of Changes in Net Assets for the years ended August 31, 2000 and 1999, Financial Highlights for each of the years in the five-year period ended August 31, 2000, Notes to Financial Statements and Independent Auditors' Report) and of Cash Reserves Portfolio (Portfolio of Investments at August 31, 2000, Statement of Assets and Liabilities at August 31, 2000, Statement of Operations for the year ended August 31, 2000, Statement of Changes in Net Assets for the years ended August 31, 2000 and 1999, Financial Highlights for each of the years in the five-year period ended August 31, 2000, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Liquid Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the reports of PricewaterhouseCoopers LLP as experts in accounting and auditing.

    The audited financial statements of U.S. Treasury Reserves (Statement of Assets and Liabilities at August 31, 2000, Statement of Operations for the year ended August 31, 2000, Statement of Changes in Net Assets for the years ended August 31, 2000 and 1999, Financial Highlights for each of the years in the five-year period ended August 31, 2000, Notes to Financial Statements and Independent Auditors' Report) and of U.S. Treasury Reserves Portfolio (Portfolio of Investments at August 31, 2000, Statement of Assets and Liabilities at August 31, 2000, Statement of Operations for the year ended August 31, 2000, Statement of Changes in Net Assets for the years ended August 31, 2000 and 1999, Financial Highlights for each of the years in the five-year period ended August 31, 2000, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent accountants, as experts in accounting and auditing.

    The audited financial statements of Tax Free Reserves (Statement of Assets and Liabilities at August 31, 2000, Statement of Operations for the year ended August 31, 2000, Statement of Changes in Net Assets for the years ended August 31, 2000 and 1999, Financial Highlights for the years ended August 31, 2000, 1999 and 1998 and the period from May 21, 1997 (commencement of operations) to August 31, 1997, Notes to Financial Statements and Independent Auditors' Report) and of Tax Free Reserves Portfolio (Portfolio of Investments at August 31, 2000, Statement of Assets and Liabilities at August 31, 2000, Statement of Operations for the year ended August 31, 2000, Statement of Changes in Net Assets for the years ended August 31, 2000 and 1999, Financial Highlights for each of the years in the five-year period ended August 31, 2000, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent accountants, as experts in accounting and auditing.

    A copy of each of the Annual Reports accompanies this Statement of Additional Information.

                                                                      APPENDIX

                      RATINGS OF MUNICIPAL OBLIGATIONS*

    The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch IBCA, Inc. represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC'S TWO HIGHEST LONG-TERM DEBT
RATINGS:

    Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

    Note: Moody's applies numerical modifiers 1, 2, and 3 in the generic rating classification Aa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:

    Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"). Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

    MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

------------
*As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST SHORT-TERM DEBT
RATINGS:

    Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

    Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST LONG-TERM DEBT
RATINGS:

    AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

    AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial obligations is very strong.

    Plus (+) or Minus (-): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:

    A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule -- the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

    -- Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

    Note rating symbols and definitions are as follows:

    SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

    SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST COMMERCIAL PAPER
RATINGS:

    A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

    A-1 -- A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

    A-2 -- A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S RATINGS OF TAX-EXEMPT DEMAND
BONDS:

    Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

    The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, Standard & Poor's rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").

DESCRIPTION OF FITCH IBCA, INC.'S TWO HIGHEST INTERNATIONAL LONG-TERM CREDIT
RATINGS:

    When assigning ratings, Fitch IBCA considers the historical and prospective financial condition, quality of management, and the operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue's relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer's financial strength and credit quality.

    Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as "AAA/F1+". The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

    AAA -- Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

    AA -- Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

    Plus (+) or Minus (-): "+" or "-" may be appended to a rating of "AA" to denote relative status within the rating category.

DESCRIPTION OF FITCH IBCA, INC.'S TWO HIGHEST INTERNATIONAL SHORT-TERM CREDIT
RATINGS:

    A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

    F1 -- Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

    F2 -- Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

CITI(SM) INSTITUTIONAL LIQUID RESERVES
CITI(SM) INSTITUTIONAL U.S. TREASURY RESERVES
CITI(SM) INSTITUTIONAL TAX FREE RESERVES


INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043


ADMINISTRATOR
SSB Citi Fund Management LLC
388 Greenwich Street
New York, NY 10013

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, Boston, MA 02109
(617) 423-1679


TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street
New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
(FOR CITI(SM) INSTITUTIONAL LIQUID RESERVES)
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

(FOR CITI(SM) INSTITUTIONAL U.S. TREASURY RESERVES AND
CITI(SM) INSTITUTIONAL TAX FREE RESERVES)
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

----------------------------------------------

SERVICE AGENTS
For Private Banking Clients:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer, Registered Representative or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
CITIBANK, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY l0043
(212) 559-7117

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
CITIBANK, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100

FOR CITIBANK CASH MANAGEMENT CLIENTS
Citibank Cash Management
One Penns Way
New Castle, DE 19720

                                                                  Statement of
                                                        Additional Information
                                                               January 1, 2001


CITI(SM) INSTITUTIONAL CASH RESERVES

    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated January 1, 2001, for Citi(SM) Institutional Cash Reserves
(the "Fund"). This Statement of Additional Information should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the financial statements described on page 16 hereof. These financial statements can be found in the Fund's Annual Report to Shareholders. An investor may obtain copies of the Fund's Prospectus and Annual Report without charge by calling 1-800-995-0134 toll free.

    The Fund is series of CitiFunds(SM) Institutional Trust (the "Trust"). The address and telephone number of the Trust are 388 Greenwich Street, 23rd Floor, New York, New York, 1-800-451-2010.

    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY CITIBANK, N.A., ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


TABLE OF CONTENTS                                                         PAGE
-----------------                                                         ----

 1.  The Fund ............................................................   2
 2.  Investment Objective, Policies and Restrictions .....................   2
 3.  Performance Information .............................................   8
 4.  Determination of Net Asset Value ....................................   9
 5.  Additional Information on the Purchase and Sale of Fund Shares ......  10
 6.  Management ..........................................................  10
 7.  Dealer Commissions and Concessions ..................................  14
 8.  Portfolio Transactions ..............................................  14
 9.  Description of Shares, Voting Rights and Liabilities ................  15
10.  Certain Additional Tax Matters ......................................  16
11. Independent Accountants and Financial Statements .....................  16

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                 1.  THE FUND


    The Trust is a no-load, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 8, 1992. Prior to September 1997 the Trust was called Landmark Institutional Trust. Shares of the Trust are divided into four separate series, one of which is Citi Institutional Cash Reserves. Prior to January 1, 2001, Citi Insitutional Cash Reserves was called CitiFunds Institutional Cash Reserves.


    The Fund is a type of mutual fund commonly referred to as a "money market fund." The net asset value of the Fund's shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")


    Citibank, N.A. ("Citibank" or the "Adviser") is the investment adviser and also provides certain administrative services to the Fund. The investment manager (the "Manager") manages the investments of the Fund from day to day in accordance with the Fund's investment objective and policies. The selection of investments for the Fund, and the way they are managed, depend on the conditions and trends in the economy and the financial marketplaces.


    The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust. Shares may be purchased from the Fund's distributor, CFBDS ("CFBDS" or the "Distributor"), or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called "Service Agents"). Shares are sold at net asset value. Although shares of the Fund are sold without a sales load, CFBDS may receive fees from the Fund pursuant to a Service Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

             2.  INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                             INVESTMENT OBJECTIVE

    The investment objective of the Fund is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

    The investment objective of the Fund may be changed without approval by shareholders. Of course, there can be no assurance that the Fund will achieve its investment objective.

                             INVESTMENT POLICIES

    The Prospectus contains a discussion of the principal investment strategies of the Fund and certain risks of investing in the Fund. The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund, and contains more information about the various types of securities in which the Fund may invest and the risks involved in such investments.

    Except for the concentration policy with respect to bank obligations described in paragraph (1) below, which is fundamental and may not be changed without the approval of the Fund's shareholders, the approval of the Fund's shareholders would not be required to change any of its investment policies.


    The Fund seeks its investment objective through investments limited to the following types of high quality U.S. dollar-denominated money market instruments. All investments by the Fund mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Fund (on a dollar-weighted basis) is 90 days or less. All investments by the Fund are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. The Fund may hold uninvested cash reserves pending investment. Under the 1940 Act, the Fund is classified as "diversified." A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.


        (1) Bank obligations -- The Fund invests at least 25% of its investable assets, and may invest up to 100% of its assets, in bank obligations. This concentration policy is fundamental and may not be changed without the approval of the investors in the Fund. Bank obligations include, but are not limited to, negotiable certificates of deposit, bankers' acceptances and fixed time deposits. The Fund limits its investments in U.S. bank obligations (including their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Fund may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Fund at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Fund, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposit to a third party.

        U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

        The Fund limits its investments in non-U.S. bank obligations (i.e., obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Fund. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Fund also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. The Fund does not purchase any bank obligation of the Manager or an affiliate of the Manager.

        Since the Fund may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in the Fund involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Fund, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Fund. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

        The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, the Fund may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, the Fund generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

        U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, the Fund may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

        Non-U.S. banks in whose obligations the Fund may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

        (2) Obligations of, or guaranteed by, non-U.S. governments. The Fund limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in paragraph (1) above in connection with the purchase of non-U.S. bank obligations.


        (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Manager under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.


        (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.


        (5) The Fund may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument (an obligation of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Fund shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or subcustodian shall have control of the collateral, which the Manager believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Fund. The Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets.


        (6) Asset-backed securities, which may include securities such as Certificates for Automobile Receivables ("CARS") and Credit Card Receivable Securities ("CARDS"), as well as other asset-backed securities. CARS represent fractional interests in pools of car installment loans, and CARDS represent fractional interests in pools of revolving credit card receivables. The rate of return on asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. (See "Asset-Backed Securities.")

    The Fund does not purchase securities which the Fund believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Fund's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Fund's investments, the effect may be to reduce the income received by the Fund on such investments or to prevent the Fund from receiving any value in U.S. dollars from its investment in non-U.S. securities.

ASSET-BACKED SECURITIES

    As set forth above, the Fund may purchase asset-backed securities that represent fractional interests in pools of retail installment loans, both secured (such as CARS) and unsecured, or leases or revolving credit receivables, both secured and unsecured (such as CARDS). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

    Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Reinvestment of principal may occur at higher or lower rates than the original yield. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the Fund because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, the Fund may invest in other asset-backed securities.



LENDING OF SECURITIES

    Consistent with applicable regulatory requirements and in order to generate income, the Fund may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange ("NYSE") (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive compensation based on investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides the Fund with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Fund a fee for use of the borrowed securities. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, the Fund could suffer loss if the borrower terminates the loan and the Fund is forced to liquidate investments in order to return the cash collateral to the buyer. If the Manager determines to make loans, it is not intended that the value of the securities loaned by the Fund would exceed 30% of the value of its net assets.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

    The Fund may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

"WHEN-ISSUED" SECURITIES

    In order to ensure the availability of suitable securities, the Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Fund at a future date beyond customary settlement time. Under normal circumstances, the Fund takes delivery of the securities. In general, the purchaser does not pay for the securities until received and does not start earning interest until the contractual settlement date. While awaiting delivery of the securities, the Fund establishes a segregated account consisting of cash, cash equivalents or high quality debt securities equal to the amount of the Fund's commitments to purchase "when-issued" securities. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

                           INVESTMENT RESTRICTIONS

    The Trust, on behalf of the Fund, has adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. The Fund will vote the shares held by its shareholders who do not give voting instructions in the same proportion as the shares of the Fund's shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of these matters.

THE FUND MAY NOT:

        (1) Borrow money, except that as a temporary measure for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the current value of its net assets, including the amount borrowed; or purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund, taken at market value. It is intended that the Fund would borrow money only from banks and only to accommodate requests for the repurchase of shares of the Fund while effecting an orderly liquidation of securities.

        (2) Underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a security for the Fund.

        (3) Make loans to other persons except (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value), (b) through the use of repurchase agreements, fixed time deposits or the purchase of short term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions. The purchase of short-term commercial paper or a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan.

        (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the foregoing shall not be deemed to preclude the Fund from purchasing or selling futures contracts or options thereon, and the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the
    Fund).

        (5) Purchase securities of any one issuer if such purchase at the time thereof would cause as to 75% of the Fund's total assets more than 5% of the Fund's assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the United States, any state or political subdivision thereof, or any political subdivision of any such state, or any agency or instrumentality of the United States or of any state or of any political subdivision of any state), provided that, for purposes of this restriction, the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract; and provided further that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

        (6) Concentrate the Fund's investments in any particular industry, but, if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of the Fund's assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures contracts shall not be subject to this restriction, and except that the Fund will invest at least 25% of its assets and may invest up to 100% of its assets in bank obligations.

        (7) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

PERCENTAGE AND RATING RESTRICTIONS

    If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or a later change in the rating of a security held by the Fund is not considered a violation of policy.

                         3.  PERFORMANCE INFORMATION

    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield or total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

    From time to time, in reports or other communications to shareholders or in advertising or sales materials, performance of Fund shares may be compared with current or historical performance of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including, but not limited to, Bank Rate Monitor, iMoneyNet's Money Fund Report, Morningstar, Inc. and Thomson Financial Bank Watch. The Fund may also present statistics on current and historical rates of Money Market Deposit Accounts and Statement Savings, Certificates of Deposit
(CDs) and other bank or depository products prepared by outside services such as Bank Rate Monitor, Inc., and compare this performance to the current or historical performance of the Fund. Any given "performance" or performance comparison should not be considered as representative of any performance in the future. In addition, there may be differences between a Fund and the various indexes and products which may be compared to the Fund. In particular, mutual funds differ from bank deposits or other bank products in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, but a fund does not guarantee your principal or your returns, and fund shares are not FDIC insured.

    The Fund may provide annualized yield and effective yield quotations. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. Any current yield quotation of the Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. The effective yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. Any effective yield quotation of the Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

    The Fund may provide its period and average annualized total rates of return. The total rate of return refers to the change in the value of an investment in the Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. A total rate of return quotation for the Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Period total rate of return may be annualized. An annualized total rate of return assumes that the period total rate of return is generated over a one-year period. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

    Set forth below is total rate of return information for the Class L and Class S shares of the Fund, assuming that dividends and capital gains distributions, if any, were reinvested, for the Fund for the period indicated. The Class I and O shares of the Fund have no investment history. Performance results include any applicable fee waivers or expense subsidies in place during the time period, which may cause the results to be more favorable than they would otherwise have been.

                                                               REDEEMABLE VALUE
                                                              OF A HYPOTHETICAL
                                                              $1,000 INVESTMENT
                                       ANNUALIZED TOTAL           AT THE END
PERIOD                                  RATE OF RETURN          OF THE PERIOD
------                                  --------------          -------------

Class L
October 17, 1997 (commencement of
  operations) to August 31, 2000            5.53%                 $1,167.16
One year ended August 31, 2000              5.98%                 $1,059.85

Class S
October 6, 1999 (commencement of
  operations) to August 31, 2000            5.33%                 $1,053.26

    The annualized yields for the Class L and Class S shares of the Fund for the seven-day period ended August 31, 2000 were 6.46% and 6.31%, respectively. The effective compound annualized yields for the Class L and Class S shares of the Fund for such period were 6.67% and 6.51%, respectively.

    For advertising and sales purposes, the Fund will generally use the performance of Class L shares. All outstanding Fund shares were designated Class L shares on January 4, 1999. If the performance of Class I, Class O or Class S shares is used for advertising and sales purposes, performance after class inception will be actual performance, while performance prior to that date will be Class L performance.

                     4.  DETERMINATION OF NET ASSET VALUE

    The net asset value of each class of the shares of the Fund is determined on each day on which the NYSE is open for trading. This determination is made once during each such day as of 5:00 p.m. by dividing the value of the Fund's net assets (i.e., the value of its assets attributable to a class less its liabilities, including expenses payable or accrued) by the number of the shares of the class outstanding at the time the determination is made. As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of the Fund will remain constant at $1.00 and, although no assurance can be given that it will be able to do so on a continuing basis, as described below, the Fund employs specific investment policies and procedures to accomplish this result.

    The securities held by the Fund are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the Fund's Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.

    Pursuant to the rules of the Securities and Exchange Commission ("SEC"), the Trust's Board of Trustees has established procedures to stabilize the value of the Fund's net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for the Fund, the Trust's Board of Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to the investors in the Fund. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Fund maintains a dollar-weighted average maturity of 90 days or less, does not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, limits its investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Manager to present minimal credit risks and complies with certain reporting and recordkeeping procedures. The Trust also has established procedures to ensure that securities purchased by the Fund meet high quality criteria. (See "Investment Objective, Policies and Restrictions -- Investment Policies.")

    Subject to compliance with applicable regulations, the Trust has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a holder of shares received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    Shareholders may redeem Fund shares by sending written instructions in proper form to the Fund's sub-transfer agent, or if they hold their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the sub-transfer agent or, if they are customers of a Service Agent, their Service Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the sub-transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number or taxpayer identification number, and account number. If these or other reasonable procedures are not followed, the Fund, the sub-transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

    The Trust may suspend the right of redemption or postpone the date of payment for shares of the Fund more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

                  5.  ADDITIONAL INFORMATION ON THE PURCHASE
                           AND SALE OF FUND SHARES

    As described in the Prospectus, the Fund provides you with alternative ways of purchasing shares based upon your individual investment needs. All Fund shares held prior to January 4, 1999 have been redesignated Class L shares.

    Each class of shares of the Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

    Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

                                6.  MANAGEMENT


    The Fund is supervised by a Board of Trustees. The Trustees and officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated below, the address of each Trustee and officer is 388 Greenwich Street, New York, New York 10013.


TRUSTEES OF THE TRUST



RILEY C. GILLEY; 74 -- Vice President and General Counsel, Corporate Property Investors (November, 1988 to December, 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December, 1987).

DIANA R. HARRINGTON; 60 -- Professor, Babson College (since 1994); Trustee, The Highland Family of Funds (March, 1997 to March, 1998).

SUSAN B. KERLEY; 49 -- President, Global Research Associates, Inc. (Investment Research) (since September, 1990); Trustee, Mainstay Institutional Funds (since December, 1990).

OFFICERS OF THE TRUST


HEATH B. McLENDON*; 67 - President of the Trust; Chairman, President, and Chief Executive Officer of SSB Citi Fund Management LLC ("SSB Citi") (since March
1996); Managing Director of Salomon Smith Barney (since August 1993); President of Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of seventy-one investment companies associated with Salomon Smith Barney. His address is 7 World Trade Center, New York, New York 10048.

LEWIS E. DAIDONE*; 43 - Senior Vice President and Treasurer of the Trust; Managing Director of Salomon Smith Barney; Chief Financial Officer of the Smith Barney mutual funds; Treasurer and Senior Vice President or Executive Vice President of sixty-one investment companies associated with Citigroup; Director and Senior Vice President of SSB Citi and TIA. His address is 125 Broad Street, New York, New York 10004.

IRVING DAVID*; 40 - Controller of the Trust; Director of Salomon Smith Barney; formerly Assistant Treasurer of First Investment Management Company. Controller or Assistant Treasurer of fifty-three investment companies associated with Citigroup. His address is 125 Broad Street, New York, New York 10004.

FRANCES GUGGINO*; 43 - Assistant Controller of the Trust; Vice President of Citibank since February, 1991.

PAUL BROOK*; 46 - Assistant Controller of the Trust; Director of Salomon Smith Barney; Controller or Assistant Treasurer of forty-three investment companies associated with Citigroup; from 1997-1998 Managing Director of AMT Capital Services Inc.; prior to 1997 Partner with Ernst & Young LLP. His address is 125 Broad Street, New York, New York 10004.

ANTHONY PACE*; 35; Assistant Treasurer of the Trust. Mr. Pace is Vice President
- Mutual Fund Administration for Salomon Smith Barney Inc. Since 1986, when he joined the company as a Fund Accountant, Mr. Pace has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

MARIANNE MOTLEY*; 41 -- Assistant Treasurer of the Trust. Ms. Motley is Director
- Mutual Fund Administration for Salomon Smith Barney Inc. Since 1994, when she joined the company as a Vice President, Ms. Motley has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

ROBERT I. FRENKEL, ESQ.*; 46 -- Secretary of the Trust. Mr. Frenkel is a Managing Director and General Counsel - Global Mutual Funds for SSB Citi Asset Management Group. Since 1994, when he joined Citibank as a Vice President and Division Counsel, he has been responsible for legal affairs relating to mutual funds and other investment products.

THOMAS C. MANDIA, ESQ.*; 38 -- Assistant Secretary of the Trust. Mr. Mandia is a Vice President and Associate General Counsel for SSB Citi Asset Management Group. Since 1992, he has been responsible for legal affairs relating to mutual funds and other investment products.

ROSEMARY D. EMMENS, ESQ.*; 31 -- Assistant Secretary of the Trust. Ms. Emmens has been a Vice President and Associate General Counsel of SSB Citi Asset Management Group since 1998, where she has been responsible for legal affairs relating to mutual funds and other investment products. Before joining Citibank, Ms. Emmens was Counsel at The Dreyfus Corporation since 1995.

HARRIS GOLDBLAT, ESQ.*; 31 -- Assistant Secretary of the Trust. Mr. Goldblat has been an Associate General Counsel at SSB Citi Asset Management Group since April 2000, where he has been responsible for legal affairs relating to mutual funds and other investment products. From June 1997 to March 2000, he was an associate at the law firm of Stroock & Stroock & Lavan LLP, New York City, and from September 1996 to May 1997, he was an associate at the law firm of Sills Cummis Radin Tischman Epstein & Gross, Newark, NJ. From August 1995 to September 1996, Mr. Goldblat served as a law clerk to the Honorable James M. Havey, P.J.A.D., in New Jersey.


                                               TRUSTEES COMPENSATION TABLE

                                                             PENSION OR                              TOTAL COMPENSATION
                                       AGGREGATE        RETIREMENT BENEFITS        ESTIMATED        FROM THE REGISTRANT
                                      COMPENSATION        ACCRUED AS PART       ANNUAL BENEFITS       AND FUND COMPLEX
    TRUSTEE                        FROM REGISTRANT(1)     OF FUND EXPENSES      UPON RETIREMENT     PAID TO TRUSTEES(2)
    -------                        ------------------     ----------------      ---------------     -------------------

Riley C. Gilley .................        $1,923                 None                  None                $70,500
Diana R. Harrington .............        $3,308                 None                  None                $67,500
Susan B. Kerley .................        $3,117                 None                  None                $66,000

------------
(1) For the fiscal year ended August 31, 2000.
(2) Information relates to the fiscal year ended August 31, 2000. Mr. Gilley and Mses. Harrington and Kerley are trustees of
     31, 26 and 26 Funds, respectively, of the family of open-end registered investment companies advised or managed by Citibank.

    As of December 15, 2000, all Trustees and officers as a group owned less than 1% of the Fund's outstanding shares. As of the same date, no shareholder of record held 5% or more of the outstanding shares of the Fund.


    The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

MANAGER


    Citibank manages the assets of the Fund and provides certain administrative services to the Trust pursuant to a management agreement (the "Management Agreement"). The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting securities transactions for the Fund. The Management Agreement will continue from year to year as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.


    The Manager provides the Trust with general office facilities and supervises the overall administration of the Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Trust's independent contractors and agents; the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust. Trustees, officers, and investors in the Trust are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Trust.

    The Management Agreement provides that the Manager may render services to others. The Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Trust when authorized either by a vote of a majority of the outstanding voting securities of the Fund or by a vote of a majority of the Board of Trustees of the Trust, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.


    For its services under the Management Agreement, Citibank receives a fee equal to, on an annual basis, up to 0.20% of the Fund's average daily net assets for the Fund's then-current fiscal year. Citibank has voluntarily agreed to waive a portion of its management fee.


    For the period October 17, 1997 (commencement of operations) to August 31, 1998 and for the fiscal years ended August 31, 1999 and 2000, the fees paid from the Fund to Citibank under the Management Agreement, after waivers, were $131,117, $283,023, and $420,204, respectively.

    Citibank and its affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Manager has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Citibank or in the possession of any affiliate of Citibank.


    Pursuant to a sub-administrative services agreement with Citibank, SSB Citi Fund Management LLC ("SSB Citi"), an affiliate of Citibank, performs such sub-administrative duties for the Trust as from time to time are agreed upon by Citibank and SSB Citi. For performing such sub-administrative services, SSB Citi receives compensation as from time to time is agreed upon by Citibank, not in excess of the amount paid to Citibank for its services under the Management Agreement with the Trust. All such compensation is paid by Citibank.


DISTRIBUTOR

    CFBDS, 21 Milk Street, Boston, MA 02109, serves as the Distributor of the Fund's shares pursuant to separate Distribution Agreements with the Trust with respect to each class of shares of the Fund (the "Distribution Agreements"). Unless otherwise terminated each Distribution Agreement will continue from year to year upon annual approval by the Trust's Board of Trustees, or by the vote of a majority of the outstanding voting securities of the applicable class of the Fund and by vote of a majority of the Board of Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

    Under separate Service Plans for each class of shares of the Fund (the "Service Plans") which have been adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund may pay monthly fees as a percentage of the average daily net assets represented by each class of shares, at an annual rate not to exceed the following:

                Class I                                  0.05%
                Class L                                  0.10%
                Class O                                  0.05%
                Class S                                  0.25%

    Each Service Plan obligates the Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the Service Plans for the Fund, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund will pay the fees to the Distributor, Service Agents and others until the applicable Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or Service Agent's expenses in excess of fees received or accrued through the termination date will be the Distributor's or Service Agent's sole responsibility and not obligations of the Fund.

    Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to such Plan (for purposes of this paragraph "Qualified Trustees"). Each Service Plan requires that the Trust and the Distributor provide to the Board of Trustees and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees then in office who are not interested Trustees of the Trust. A Service Plan may be terminated with respect to any class of the Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. A Service Plan may not be amended to increase materially the amount of a class' permitted expenses thereunder without the approval of a majority of the outstanding voting securities of that class and may not be materially amended in any case without a vote of the majority of both the Trustees and Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

    As contemplated by the Service Plans, CFBDS acts as the agent of the Trust in connection with the offering of shares of the Fund pursuant to the Distribution Agreement. For the period October 17, 1997 (commencement of operations) to August 31, 1998 and for the fiscal years ended August 31, 1999 and 2000, the fees paid to CFBDS, after waivers, under the Distribution Agreement for Class L shares were $103,998, $159,418 and $183,400, respectively. For the period October 6, 1999 (commencement of operations) to August 31, 2000, the fees paid to CFBDS after waivers under the Distribution Agreement for Class S shares were $91,249.

    The Distributor may enter into agreements with Service Agents and may pay compensation to such Service Agents for accounts for which the Service Agents are holders of record. Payments may be made to the Service Agents out of the distribution fees received by the Distributor and out of the Distributor's past profits or any other source available to it.

    The Trust, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

TRANSFER AGENT AND CUSTODIAN

    The Trust has entered into a Transfer Agency and Service Agreement with Citi Fiduciary Trust Company ("Citi Fiduciary") pursuant to which Citi Fiduciary acts as transfer agent for the Fund. Under the Transfer Agency and Service Agreement, Citi Fiduciary maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, Citi Fiduciary receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citi Fiduciary is 125 Broad Street, New York, New York 10004.

    The Trust has entered into a Transfer Agency and Service Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which State Street acts as sub-transfer agent for the Fund. The Trust also has entered into a Custodian Agreement with State Street, pursuant to which custodial and fund accounting services are provided for the Fund. Securities may be held by a sub-custodian bank approved by the Trustees. The address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                    7.  DEALER COMMISSIONS AND CONCESSIONS

    From time to time, the Fund's Distributor or Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Fund's Distributor or Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Fund, and/or other dealer-sponsored events. From time to time, the Fund's Distributor or Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                          8.  PORTFOLIO TRANSACTIONS

    The Fund's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Fund does not anticipate paying brokerage commissions. Any transaction for which the Fund pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

    Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

    Investment decisions for the Fund will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, the Fund and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

    Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by the Fund during the fiscal year ended August 31, 2000 to the Manager or any affiliate of the Manager.

           9.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    The Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest ($0.00001 par value) of each of its series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. In addition to the Fund, there are currently three other series of the Trust: CitiFunds Institutional Liquid Reserves, CitiFunds Institutional U.S. Treasury Reserves and CitiFunds Institutional Tax Free Reserves. Each share of each class of the Fund represents an equal proportionate interest in the Fund with each other share of that class. Upon liquidation or dissolution of the Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Trust reserves the right to create and issue additional series and classes of shares. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon the liquidation or dissolution of the series (except for any differences between classes of shares of a series). Shares of each series are entitled to vote separately to approve management agreements or changes in investment policy, and shares of a class are entitled to vote separately to approve any distribution or service arrangements relating to that class, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular series or class, only shares of that series or class are entitled to vote.

    Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no present intention of holding annual meetings of shareholders but the Trust will hold special meetings of the Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment.

    The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's or the affected series' outstanding shares would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

    Share certificates will not be issued.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                     10.  CERTAIN ADDITIONAL TAX MATTERS

    The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of the Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal or Massachusetts income or excise taxes will be required to be paid by the Fund. If the Fund should fail to qualify as a regulated investment company for any year, the Fund would incur federal and Massachusetts taxes upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders.

    Because the Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends-received deduction for corporations.

    Investment income received by the Fund from non-U.S. investments may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders any foreign tax credits with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine the Fund's effective rate of foreign tax in advance since that rate depends upon the proportion of the Fund's assets ultimately invested within various countries.

            11.  INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

    Deloitte & Touche LLP are the independent accountants for the Fund, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

    The audited financial statements of the Fund (Portfolio of Investments at August 31, 2000, Statement of Assets and Liabilities at August 31, 2000, Statement of Operations for the year ended August 31, 2000, Statement of Changes in Net Assets for the years ended August 31, 1999 and 2000, Financial Highlights for the years ended August 31, 2000 and 1999 and the period from October 17, 1997 (commencement of operations) to August 31, 1998, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of the Fund, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of Deloitte & Touche LLP as experts in accounting and auditing.

CITI(SM) INSTITUTIONAL CASH RESERVES




INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043



DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, Boston, MA 02109
(617) 423-1679


SUB-ADMINISTRATOR
SSB Citi Fund Management LLC
388 Greenwich Street
New York, New York 10013

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110


TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street
New York, New York 10004

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

----------------------------------------------

CITIBANK
SERVICE AGENTS

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, N.Y. 10043
Call Your Citibank Private Banking Account Officer,
Registered Representative or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043 Call Your Account Manager or (212)
657-9100

FOR CITIBANK CASH MANAGEMENT CLIENTS:
Citibank Cash Management
One Penns Way
New Castle, DE 19720

                                     PART C

Item 23.  Exhibits.

                             * a(1)        Declaration of Trust of the
                                           Registrant
                        *, **, a(2)        Amendments to Declaration of Trust of
                                           the Registrant
                 ***, **** and
                       *******
                             * b(1)        Amended and Restated By-Laws of the
                                           Registrant
                        *, *** b(2)        Amendments to Amended and Restated
                                           By-Laws of the Registrant
                           *** d           Management Agreement between the
                                           Registrant, with respect to CitiFunds
                                           Institutional Cash Reserves, and
                                           Citibank, N.A., as investment manager
                                           and administrator
                             * e(1)        Distribution Agreement between the
                                           Registrant and CFBDS, Inc. ("CFBDS"),
                                           as distributor
                         ***** e(2)        Form of Amended and Restated
                                           Distribution Agreement between the
                                           Registrant, with respect to Class A
                                           Shares of CitiFunds Institutional
                                           Liquid Reserves, and CFBDS, as
                                           distributor
                         ***** e(3)        Form of Distribution Agreement
                                           between the Registrant, with respect
                                           to Class C Shares of CitiFunds
                                           Institutional Liquid Reserves, and
                                           CFBDS, as distributor
                               e(4)        Distribution Agreement between the
                                           Registrant, with respect to SVB
                                           Liquid Reserves Shares of CitiFunds
                                           Institutional Liquid Reserves, and
                                           CFBDS, as distributor
                           *** e(5)        Distribution Agreement between the
                                           Registrant, with respect to Class L
                                           shares of CitiFunds Institutional
                                           Cash Reserves, and CFBDS, as
                                           distributor
                      ******** e(6)        Form of Distribution Agreement
                                           between the Registrant, with respect
                                           to Class I shares of CitiFunds
                                           Institutional Cash Reserves, and
                                           CFBDS, as distributor
                      ******** e(7)        Form of Distribution Agreement
                                           between the Registrant, with respect
                                           to Class O shares of CitiFunds
                                           Institutional Cash Reserves, and
                                           CFBDS, as distributor
                      ******** e(8)        Form of Distribution Agreement
                                           between the Registrant, with respect
                                           to Class S shares of CitiFunds
                                           Institutional Cash Reserves, and
                                           CFBDS, as distributor
                             * g           Custodian Contract between the
                                           Registrant and State Street Bank and
                                           Trust Company ("State Street"), as
                                           custodian
                             * h(1)        Amended and Restated Administrative
                                           Services Plan of the Registrant with
                                           respect to CitiFunds Institutional
                                           U.S. Treasury Reserves and CitiFunds
                                           Institutional Tax Free Reserves
                         ***** h(2)        Form of Amended and Restated
                                           Administrative Services Plan of the
                                           Registrant with respect to Class A
                                           Shares of CitiFunds Institutional
                                           Liquid Reserves
                               h(3)        Form of Administrative Services
                                           Agreement between the Registrant and
                                           SSB Citi Fund Management LLC, as
                                           administrator
                         ***** h(4)        Form of Amendment to Shareholder
                                           Servicing Agreement
                             * h(5)        Form of Shareholder Servicing
                                           Agreement
                             * h(6)(i)     Form of Shareholder Servicing
                                           Agreement between the Registrant and
                                           a federal savings bank, as
                                           shareholder servicing agent
                             * h(6)(ii)    Form of Shareholder Servicing
                                           Agreement between the Registrant and
                                           CFBDS, as shareholder servicing agent
                             * h(7)        Transfer Agency and Service Agreement
                                           between the Registrant and State
                                           Street, as sub-transfer agent
                    ********** h(8)        Transfer Agency Agreement with Citi
                                           Fiduciary Trust Company, as transfer
                                           agent
                             * h(9)        Amended and Restated Exchange
                                           Privilege Agreement between the
                                           Registrant, certain other investment
                                           companies and CFBDS, as distributor
                             * h(10)       Transfer Agency and Service Agreement
                                           between the Registrant and State
                                           Street, as sub-transfer agent for
                                           CitiFunds Institutional Cash Reserves
                               h(11)       Letter Agreement adding the Funds to
                                           the Transfer Agency Agreement with
                                           Citi Fiduciary Trust Company, as
                                           transfer agent
                               h(12)       Amendment to Amended and Restated
                                           Administrative Services Plan
                             * i(1)        Opinion and consent of counsel
                        ****** i(2)        Opinion and consent of counsel with
                                           respect to CitiFunds Institutional
                                           Cash Reserves
                               j           Independent Accountants' Consent
                             * m(1)        Amended and Restated Distribution
                                           Plan of the Registrant with respect
                                           to CitiFunds Institutional U.S.
                                           Treasury Reserves and CitiFunds
                                           Institutional Tax Free Reserves
                         ***** m(2)        Form of Amended and Restated
                                           Distribution Plan of the Registrant
                                           with respect to Class A Shares of
                                           CitiFunds Institutional Liquid
                                           Reserves
                         ***** m(3)        Form of Service Plan of the
                                           Registrant with respect to Class C
                                           Shares of CitiFunds Institutional
                                           Liquid Reserves
                               m(4)        Service Plan of the Registrant with
                                           respect to SVB Liquid Reserves Shares
                                           of CitiFunds Institutional Liquid
                                           Reserves
                           *** m(5)        Service Plan of the Registrant with
                                           respect to Class L shares of
                                           CitiFunds Institutional Cash Reserves
                      ******** m(6)        Form of Service Plan of the
                                           Registrant with respect to Class I
                                           shares of CitiFunds Institutional
                                           Cash Reserves
                      ******** m(7)        Form of Service Plan of the
                                           Registrant with respect to Class O
                                           shares of CitiFunds Institutional
                                           Cash Reserves
                      ******** m(8)        Form of Service Plan of the
                                           Registrant with respect to Class S
                                           shares of CitiFunds Institutional
                                           Cash Reserves
                         ***** o(1)        Multiple Class Plan with respect to
                                           CitiFunds Institutional Liquid
                                           Reserves
                     ********* o(2)        Multiple Class Plan with respect to
                                           CitiFunds Institutional Cash Reserves
                    ********** p(1)        Code of Ethics of the Registrant,
                                           Citibank, N.A. and SSB Citi Fund
                                           Management LLC
                    ********** p(2)        Code of Ethics of CFBDS
    *******,and filed herewith q(1)        Powers of Attorney for the Registrant
    *******,and filed herewith q(2)        Powers of Attorney for U.S. Treasury
                                           Reserves Portfolio
         *******,*********,and             Powers of Attorney for Cash Reserves
                filed herewith q(3)        Portfolio
    *******,and filed herewith q(4)        Powers of Attorney for Tax Free
                                           Reserves Portfolio

---------------------

         * Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on August 28, 1996 and the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on August 28, 1996.
        ** Incorporated herein by reference to the Registrant's Registration
           Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on October 1, 1996 and the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on October 1, 1996.
       *** Incorporated herein by reference to the Registrant's Registration
           Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on September 25, 1997 and the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on September 25, 1997.
      **** Incorporated herein by reference to the Registrant's Registration
           Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on March 31, 1998.
     ***** Incorporated herein by reference to the Registrant's Registration
           Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on June 14, 1996.
    ****** Incorporated herein by reference to the Registrant's Registration
           Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on July 17, 1997 and the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on July 17, 1997.
   ******* Incorporated herein by reference to the Registrant's Registration
           Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on October 16, 1998 and the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on October 16, 1998.
  ******** Incorporated herein by reference to the Registrant's Registration
           Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 28, 1998 and the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on December 28, 1998.
 ********* Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 28, 1999 and Amendement No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on December 28, 1999.
********** Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on November 1, 2000 and Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on November 1, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant.

      Not applicable.

Item 25.  Indemnification.

      Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and CFBDS, incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

      The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser.

      Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, which is, in turn, a wholly owned subsidiary of Citigroup Inc. Citibank also serves as investment adviser to the following registered investment companies (or series thereof):
Asset Allocation Portfolios (Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio and Short-Term Portfolio), The Premium Portfolios (High Yield Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, International Equity Portfolio, Government Income Portfolio and Small Cap Growth Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, CitiFunds(R) Multi-State Tax Free Trust (Citi(SM) New York Tax Free Reserves, Citi(SM) Connecticut Tax Free Reserves and Citi(SM) California Tax Free Reserves), CitiFunds(R) Tax Free Income Trust (Citi(SM) National Tax Free Income Fund, Citi(R) New York Tax Free Income Fund and Citi(SM) California Tax Free Income Fund) and Variable Annuity Portfolios (CitiSelect(R) VIP Folio 100 Income, CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth, CitiSelect(R) VIP Folio 500 Growth Plus and CitiFunds(R) Small Cap Growth VIP Portfolio). Citibank and its affiliates manage assets in excess of $351 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

      Victor J. Menezes is the Chairman and a Director of Citibank. William R. Rhodes and H. Onno Ruding are Vice Chairmen and Directors of Citibank. The other Directors of Citibank are Paul S. Collins, Vice Chairman of Citigroup, Inc. and Robert I. Lipp, Chairman and Chief Executive Officer of Travelers Insurance Group and of Travelers Property Casualty Corp.

      The following persons have the affiliations indicated:


Paul J. Collins     Director, Kimberly-Clark Corporation
                    Director, Nokia Corporation

Robert I. Lipp      Chairman, Chief Executive Officer and President, Travelers
                    Property Casualty Corp.

William R. Rhodes   Director, Private Export Funding
                      Corporation
                    Director, Conoco, Inc.

H. Onno Ruding      Supervisory Director, Amsterdamsch
                       Trustees Cantoor B.V.
                    Director, Pechiney S.A.
                    Advisory Director, Unilever NV and Unilever PLC
                    Director, Corning Incorporated

Item 27.  Principal Underwriters.

      (a) CFBDS, the Registrant's Distributor, is also the distributor for Citi(SM) U.S. Treasury Reserves, Citi(SM) Cash Reserves, CitiFunds(R) Premium U.S. Treasury Reserves, CitiFunds(R) Premium Liquid Reserves, Citi(SM) Tax Free Reserves, Citi(SM) California Tax Free Reserves, Citi(SM) Connecticut Tax Free Reserves, Citi(SM) New York Tax Free Reserves, CitiSelect(R) VIP Folio 100 Income, CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth, CitiSelect(R) VIP Folio 500 Growth Plus and CitiFunds(R) Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for High Yield Portfolio, Government Income Portfolio, International Equity Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers International Equity Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Large Cap Growth Fund, Salomon Brothers Balanced Fund, Salomon Brothers Small Cap Growth Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Value Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, Salomon Brothers Variable Asia Growth Fund, and Salomon Brothers Variable Small Cap Growth Fund.

      (b) The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

      (c) Not applicable.

Item 28.  Location of Accounts and Records.

      The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

    NAME                                      ADDRESS

    CFBDS, Inc.                               21 Milk Street, 5th Floor
    (distributor)                             Boston, MA 02109

    State Street Bank and Trust Company       1776 Heritage Drive
    (sub-transfer agent and custodian)        North Quincy, MA 02171

    Citi Fiduciary Trust Company              125 Broad Street
    (transfer agent)                          New York NY 10004

    Citibank, N.A.                            153 East 53rd Street
    (investment manager and administrator)    New York, NY 10043

Item 29.  Management Services.

      Not applicable.


Item 30.  Undertakings.

      Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of December, 2000.

                                          CITIFUNDS INSTITUTIONAL TRUST

                                          By:  Thomas C. Mandia
                                               ----------------------
                                               Thomas C. Mandia
                                               Assistant Secretary

      Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on December 29, 2000.

          Signature                              Title

Heath B. McLendon*                President
----------------------
Heath B. McLendon

Irving David*                     Controller
----------------------
Irving David

Riley C. Gilley*                  Trustee
----------------------
Riley C. Gilley

Diana R. Harrington*              Trustee
----------------------
Diana R. Harrington

Susan B. Kerley*                  Trustee
----------------------
Susan B. Kerley

*By: Thomas C. Mandia
     ----------------------
     Thomas C. Mandia
     Executed by Thomas C. Mandia on behalf
     of those indicated pursuant to Powers
     of Attorney.

                                   SIGNATURES

      Cash Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 29th day of December, 2000.

                                          CASH RESERVES PORTFOLIO

                                          By:  Thomas C. Mandia
                                               -----------------------
                                               Thomas C. Mandia
                                               Assistant Secretary

      This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust has been signed below by the following persons in the capacities indicated below on December 29, 2000.


          Signature                              Title

Heath B. McLendon*                President
----------------------
Heath B. McLendon

Irving David*                     Controller
----------------------
Irving David

Riley C. Gilley*                  Trustee
----------------------
Riley C. Gilley

Elliott J. Berv*                  Trustee
----------------------
Elliott J. Berv

Walter E. Robb, III*              Trustee
----------------------
Walter E. Robb, III

*By: Thomas C. Mandia
     -----------------------
     Thomas C. Mandia
     Executed by Thomas C. Mandia on
     behalf of those indicated pursuant to
     Powers of Attorney.

                                   SIGNATURES

      U.S. Treasury Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of December, 2000.

                                          U.S. TREASURY RESERVES PORTFOLIO

                                          By:  Thomas C. Mandia
                                               ----------------------
                                               Thomas C. Mandia
                                               Assistant Secretary

      This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust has been signed below by the following persons in the capacities indicated below on December 29, 2000.

          Signature                              Title

Heath B. McLendon*                President
----------------------
Heath B. McLendon

Irving David*                     Controller
----------------------
Irving David

Elliott J. Berv*                  Trustee
----------------------
Elliott J. Berv

Riley C. Gilley*                  Trustee
----------------------
Riley C. Gilley

Walter E. Robb, III*              Trustee
----------------------
Walter E. Robb, III

*By: Thomas C. Mandia
     ----------------------
     Thomas C. Mandia
     Executed by Thomas C. Mandia
     on behalf of those indicated
     pursuant to Powers of Attorney.

                                   SIGNATURES

      Tax Free Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of December,
2000.

                                          TAX FREE RESERVES PORTFOLIO

                                          By:  Thomas C. Mandia
                                               ----------------------
                                               Thomas C. Mandia
                                               Assistant Secretary

      This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust has been signed below by the following persons in the capacities indicated below on December 29, 2000.

             Signature                              Title

   Heath B. McLendon*                President
----------------------
   Heath B. McLendon

   Irving David*                     Controller
----------------------
   Irving David

   Elliott J. Berv*                  Trustee
----------------------
   Elliott J. Berv

   Riley C. Gilley*                  Trustee
----------------------
   Riley C. Gilley

   Walter E. Robb, III*              Trustee
----------------------
   Walter E. Robb, III

*By: Thomas C. Mandia
     ----------------------
     Thomas C. Mandia
     Executed by Thomas C. Mandia
     on behalf of those indicated
     pursuant to Powers of Attorney.

                                  EXHIBIT INDEX

            Exhibit
            No.:        Description:
            -------     ------------

            e(4)     Distribution Agreement between the Registrant, with
                     respect to SVB Liquid Reserves Shares of CitiFunds
                     Institutional Liquid Reserves, and CFBDS, as distributor
            h(3)     Form of Administrative Services Agreement between the
                     Registrant and SSB Citi Fund Management LLC, as
                     administrator
            h(11)    Letter Agreement adding the Funds to the Transfer Agency
                     Agreement with Citi Fiduciary Trust Company, as transfer
                     agent
            h(12)    Amendment to Amended and Restated Administrative Services
                     Plan
            j        Independent Accountants' Consent

            m(4) Service Plan of the Registrant with respect to SVB Liquid Reserves Shares of CitiFunds Institutional Liquid Reserves

            q(1)     Powers of Attorney for the Registrant

            q(2)     Powers of Attorney for U.S. Treasury Reserves Portfolio

            q(3)     Powers of Attorney for Cash Reserves Portfolio

            q(4)     Powers of Attorney for Tax Free Reserves Portfolio